FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02790
                                                     ---------

                    FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end:  3/31
                          ----

Date of reporting period: 12/31/08
                          ---------



Item 1. Schedule of Investments.


Franklin California Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2008

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................   28

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin California Tax-Free Income Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008 (UNAUDITED)

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS 98.4%
    CALIFORNIA 90.3%
    ABAG Finance Authority for Nonprofit Corps. COP,
          Butte Valley-Tulelake Rural Health, California Mortgage Insured, 6.65%, 10/01/22 .......   $    700,000   $       700,000
          California Mortgage Insured, 6.125%, 3/01/21 ...........................................      3,875,000         3,875,116
          Episcopal Home Foundation, Refunding, 5.125%, 7/01/13 ..................................      6,000,000         5,308,560
          Episcopal Home Foundation, Refunding, 5.125%, 7/01/18 ..................................     20,625,000        15,706,350
          Home for Jewish Parents, California Mortgage Insured, 5.625%, 5/15/22 ..................      5,000,000         4,997,300
          Lytton Gardens Inc., Refunding, California Mortgage Insured, 6.00%, 2/15/30 ............      5,000,000         4,747,600
          Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ..........................      5,525,000         5,525,553
          Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/23 .................      5,000,000         4,719,150
    ABAG Finance Authority for Nonprofit Corps. MFHR, Palo Alto Gardens Apartments, Series A,
       5.45%, 4/01/39 ............................................................................      5,500,000         4,263,655
    ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn.,
          Series A, 6.125%, 8/15/20 ..............................................................     23,525,000        18,988,204
          Series C, 5.375%, 3/01/21 ..............................................................      5,000,000         3,724,500
    ABAG Revenue Tax Allocation, RDA Pool, Series A6, FSA Insured, 5.375%, 12/15/25 ..............      2,830,000         2,837,754
    ABAG Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A,
       FSA Insured, 5.30%, 10/01/21 ..............................................................      5,450,000         5,380,077
    Alameda Corridor Transportation Authority Revenue,
          AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/22 .......................     81,685,000        60,914,138
          AMBAC Insured, zero cpn. to 10/01/12, 5.30% thereafter, 10/01/23 .......................     70,015,000        50,755,274
          AMBAC Insured, zero cpn. to 10/01/12, 5.40% thereafter, 10/01/24 .......................     43,770,000        31,801,093
          AMBAC Insured, zero cpn. to 10/01/12, 5.45% thereafter, 10/01/25 .......................     32,960,000        23,735,485
          Refunding, AMBAC Insured, zero cpn., 10/01/29 ..........................................     20,000,000         4,151,800
          Refunding, AMBAC Insured, zero cpn., 10/01/30 ..........................................     41,665,000         7,969,681
          senior lien, Series A, MBIA Insured, 5.00%, 10/01/29 ...................................     24,490,000        22,179,124
    Alameda County COP, Alameda County Medical Center Project, MBIA Insured, ETM,
          5.00%, 6/01/23 .........................................................................     19,195,000        18,321,244
          5.30%, 6/01/26 .........................................................................      7,000,000         7,000,070
          5.00%, 6/01/28 .........................................................................      8,925,000         9,097,788
    Alhambra USD, GO, Election of 2004, Series A, FGIC Insured, 5.00%, 8/01/29 ...................     13,025,000        11,320,158
    Alvord USD, GO,
          Election of 2007, Series A, FSA Insured, 5.00%, 8/01/32 ................................     11,625,000        10,143,510
          Series A, FGIC Insured, ETM, 5.375%, 8/01/27 ...........................................      6,100,000         6,222,183
    Anaheim PFA Lease Revenue, Capital Appreciation, Public Improvements Project, Series C,
       FSA Insured, zero cpn.,
          9/01/24 ................................................................................     26,855,000         8,932,242
          9/01/26 ................................................................................     29,430,000         8,217,445
          9/01/27 ................................................................................     22,860,000         5,871,820
          9/01/28 ................................................................................     14,425,000         3,367,228
          9/01/29 ................................................................................     24,810,000         5,333,902
          9/01/32 ................................................................................     13,665,000         2,298,316
          9/01/33 ................................................................................     37,070,000         5,764,385
          9/01/34 ................................................................................     24,970,000         3,599,176
          3/01/37 ................................................................................     16,080,000         1,953,238
    Anaheim PFAR,
          Distribution System, second lien, MBIA Insured, 5.00%, 10/01/29 ........................      4,325,000         4,053,996
          Distribution System, second lien, MBIA Insured, 5.00%, 10/01/34 ........................      5,500,000         5,022,490
          Electric System Distribution Facilities, MBIA Insured, 4.50%, 10/01/37 .................     20,030,000        16,071,671


                     Quarterly Statement of Investments | 3

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Anaheim UHSD, GO, Capital Appreciation, Series A, FSA Insured, zero cpn., 8/01/26 ............   $  8,570,000   $     2,926,484
    Antelope Valley Community College District GO, Election of 2004, Series B, MBIA Insured,
       5.25%, 8/01/39 ............................................................................     14,900,000        14,181,969
    Antioch PFA, Reassessment Revenue, sub. lien, Refunding, Series B, 5.60%, 9/02/09 ............      1,205,000         1,227,799
    Arcadia Hospital Revenue, Methodist Hospital of Southern California,
          6.50%, 11/15/12 ........................................................................      1,180,000         1,180,177
          6.625%, 11/15/22 .......................................................................      3,750,000         3,684,675
    Azusa RDA Tax Allocation, Series B, 7.00%, 8/01/38 ...........................................      8,420,000         7,268,312
    Bakersfield City School District GO, Series A, FSA Insured, 5.00%, 11/01/31 ..................      8,390,000         7,478,678
    Baldwin Park PFAR Tax Allocation, Refunding, Series A, 7.75%, 8/01/19 ........................      4,560,000         4,562,782
    Baldwin Park USD, GO, Capital Appreciation, Election of 2006, FSA Insured, zero cpn.,
       8/01/36 ...................................................................................     11,410,000         1,815,331
    Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
          Series F, 5.00%, 4/01/31 ...............................................................     36,255,000        34,175,051
          Series F1, 5.00%, 4/01/39 ..............................................................     81,800,000        75,123,484
          Series F1, 5.50%, 4/01/43 ..............................................................     18,000,000        17,644,680
          Series F1, 5.125%, 4/01/47 .............................................................     53,585,000        49,114,403
    Belmont-Redwood Shores School District GO, Election of 2005, Series A, FSA Insured,
       5.00%, 8/01/32 ............................................................................     10,000,000         9,110,900
    Beverly Hills USD, GO, Election of 2002, Series B, 5.00%, 8/01/30 ............................      8,590,000         8,325,170
    Bonita USD, GO, Election of 2004, Series A, MBIA Insured, 5.00%, 8/01/27 .....................      5,100,000         4,926,243
    Brentwood 1915 Act Revenue, Infrastructure Financing, Reassessment, Refunding, Series A,
       FSA Insured, 5.80%, 9/02/17 ...............................................................      5,085,000         5,114,290
    Byron USD, GO, Series A, FGIC Insured, 5.00%, 8/01/31 ........................................      5,145,000         4,517,876
    Calexico USD, GO, MBIA Insured, Pre-Refunded, 5.25%, 8/01/33 .................................      4,285,000         5,008,094
    California Counties Lease Financing Authority COP, CSAC Financing Corp., Amador County
       Project, ETM, 7.70%, 10/01/09 .............................................................        375,000           380,561
    California County Tobacco Securitization Agency Tobacco Revenue,
          Asset-Backed, Alameda County, 5.875%, 6/01/35 ..........................................      7,500,000         4,522,275
          Asset-Backed, Golden Gate Corp., Series A, Pre-Refunded, 6.00%, 6/01/43 ................     10,000,000        11,394,300
          Asset-Backed, Kern County Corp., Series A, 6.125%, 6/01/43 .............................     28,135,000        16,804,191
          Asset-Backed, Kern County Corp., Series B, 6.25%, 6/01/37 ..............................     19,460,000        12,345,424
          Asset-Backed, Merced Funding Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 ............     10,235,000        11,656,334
          Asset-Backed, Sonoma County Corp., Series A, Pre-Refunded, 5.875%, 6/01/43 .............     30,000,000        34,166,100
          Asset-Backed, Stanislaus Funding, Series A, 5.875%, 6/01/43 ............................      8,690,000         4,985,627
          Tobacco Settlement Asset-Backed, Gold Country Settlement Funding Corp., Pre-Refunded,
             6.00%, 6/01/38 ......................................................................     10,000,000        11,447,800
    California Educational Facilities Authority Revenue,
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/32 ...........      8,435,000         1,937,435
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/33 ...........      8,435,000         1,816,562
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/34 ...........      8,435,000         1,703,195
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/35 ...........      8,435,000         1,596,914
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/36 ...........      8,435,000         1,497,213
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/37 ...........      8,435,000         1,403,753
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/38 ...........      8,435,000         1,316,113
          Loyola Marymount University, MBIA Insured, Pre-Refunded, zero cpn., 10/01/39 ...........      8,435,000         1,233,956
          Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/26 ..............      7,620,000         2,458,441


                     4 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Educational Facilities Authority Revenue, (continued)
          Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/27 ..............   $  7,365,000   $     2,190,572
          Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/28 ..............      4,120,000         1,154,712
          Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/30 ..............      5,685,000         1,355,133
          Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/31 ..............      7,615,000         1,709,415
          Loyola Marymount University, Refunding, MBIA Insured, zero cpn., 10/01/32 ..............      7,615,000         1,586,052
          Occidental College, Refunding, Series A, MBIA Insured, 5.00%, 10/01/36 .................      7,275,000         6,443,904
          Pepperdine University, Refunding, Series A, AMBAC Insured, 5.00%, 12/01/35 .............      7,720,000         6,856,441
          Pepperdine University, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/32 .............      5,000,000         4,520,000
          Pooled College and University, Series B, Pre-Refunded, 6.75%, 6/01/30 ..................     11,495,000        12,496,100
          Santa Clara University, Refunding, AMBAC Insured, zero cpn., 9/01/26 ...................      5,800,000         1,942,304
          Stanford University, Refunding, Series O, 5.125%, 1/01/31 ..............................     21,250,000        20,878,550
          University of Southern California, Series A, 4.50%, 10/01/33 ...........................      5,000,000         4,301,200
    California Health Facilities Financing Authority Revenue,
          Casa Colina, 6.125%, 4/01/32 ...........................................................     10,300,000         6,813,347
          Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/18 ..........................     26,345,000        24,175,489
          Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28 ..........................    117,175,000        89,661,138
          Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.75%, 7/01/15 ............     12,500,000        12,426,500
          Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.00%, 7/01/17 ............      3,390,000         3,390,271
          Catholic Healthcare West, Refunding, Series A, MBIA Insured, 5.125%, 7/01/24 ...........      7,825,000         7,327,878
          Catholic Healthcare West, Series G, 5.25%, 7/01/23 .....................................      3,000,000         2,544,420
          Cedars-Sinai Medical Center, Series A, MBIA Insured, 5.125%, 8/01/17 ...................      8,355,000         8,359,094
          Cedars-Sinai Medical Center, Series B, MBIA Insured, 5.25%, 8/01/27 ....................     52,500,000        49,640,325
          County Program, Series B, 7.20%, 1/01/12 ...............................................      1,775,000         1,775,817
          Families First, Refunding, Series A, California Mortgage Insured, 6.00%, 12/01/25 ......      9,500,000         9,690,570
          Feedback Foundation Inc., Series A, California Mortgage Insured, 6.50%, 12/01/22 .......      1,340,000         1,341,219
          Health Facility, Valleycare, Series A, California Mortgage Insured, Pre-Refunded, 5.25%,
             5/01/22 .............................................................................      5,000,000         5,551,600
          Hospital of the Good Samaritan, Refunding, 7.00%, 9/01/21 ..............................     67,900,000        50,271,123
          Insured Health Facility, Help Group, Series A, California Mortgage Insured, 6.10%,
             8/01/25 .............................................................................     12,905,000        13,139,613
          Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .......................................     46,000,000        46,423,660
          Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/20 ..........................     32,295,000        32,302,105
          Kaiser Permanente, Series A, FSA Insured, ETM, 5.00%, 6/01/24 ..........................    136,775,000       134,890,240
          Kaiser Permanente, Series A, zero cpn., 10/01/11 .......................................     13,970,000        12,197,766
          Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ......................................      7,515,000         7,614,273
          Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ......................................     38,260,000        38,338,816
          Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ......................................     38,020,000        38,023,422
          Kaiser Permanente, Series B, ETM, 5.40%, 5/01/28 .......................................     80,000,000        80,736,800
          Lucile Salter Packard Hospital, Series C, AMBAC Insured, 5.00%, 8/15/26 ................      6,000,000         5,432,220
          Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28 ...      5,500,000         4,524,410
          Northern California Presbyterian, Refunding, 5.40%, 7/01/28 ............................      6,340,000         3,942,275
          Paradise Valley Estates, Refunding, California Mortgage Insured, 5.125%, 1/01/22 .......      6,610,000         5,769,010
          Paradise Valley Estates, Refunding, California Mortgage Insured, 5.25%, 1/01/26 ........      5,000,000         4,221,900
          Pomona Valley Hospital, Refunding, Series A, MBIA Insured, 5.625%, 7/01/19 .............      8,500,000         7,881,795
          Providence Health and Services, Series C, 6.25%, 10/01/28 ..............................      4,000,000         3,928,400
       Providence Health and Services, Series C, 6.50%, 10/01/38 .................................      6,500,000         6,440,005


                     Quarterly Statement of Investments | 5

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Health Facilities Financing Authority Revenue, (continued)
          Small Facilities Program, Refunding, Series A, FGIC Insured, 5.00%, 4/01/25 ............   $ 10,915,000   $     9,121,011
          Southern California, Series A, California Mortgage Insured, 5.50%, 12/01/22 ............      2,940,000         2,824,723
          Sutter Health, Refunding, Series A, FSA Insured, 5.25%, 8/15/27 ........................      1,815,000         1,744,070
          Sutter Health, Refunding, Series A, MBIA Insured, 5.35%, 8/15/28 .......................      6,170,000         5,411,337
          Sutter Health, Series A, 5.00%, 8/15/38 ................................................     35,300,000        27,434,454
          Sutter Health, Series A, 5.00%, 11/15/42 ...............................................     40,000,000        30,315,200
          Sutter Health, Series A, 5.25%, 11/15/46 ...............................................     75,390,000        58,694,131
          Sutter Health, Series A, FSA Insured, 5.00%, 8/15/37 ...................................     61,000,000        54,447,380
          Sutter Health, Series A, MBIA Insured, 5.375%, 8/15/30 .................................     10,600,000        10,111,128
          Sutter Health, Series A, MBIA Insured, Pre-Refunded, 5.35%, 8/15/28 ....................        480,000           496,459
          The Episcopal Home, California Mortgage Insured, 5.30%, 2/01/32 ........................     28,150,000        22,549,276
          The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22 .................      7,420,000         7,075,193
          University of California San Francisco-Stanford Health Care, Refunding, Series B,
             AMBAC Insured, 5.00%, 11/15/28 ......................................................     25,000,000        22,726,500
          University of California San Francisco-Stanford Health Care, Refunding, Series B,
             FSA Insured, 5.00%, 11/15/31 ........................................................     26,920,000        24,752,402
    California HFAR,
          Class 1, Series B-1, AMBAC Insured, 5.65%, 8/01/28 .....................................      1,580,000         1,314,434
          Home Mortgage, Capital Appreciation, Series A, zero cpn., 8/01/16 ......................        575,000           274,459
          Home Mortgage, Series K, 4.75%, 8/01/36 ................................................      5,000,000         3,148,200
          Home Mortgage, Series N, AMBAC Insured, zero cpn. to 2/01/10, 6.30% thereafter,
             8/01/31 .............................................................................      2,605,000         2,437,811
          MFHR II, Series A, AMBAC Insured, 6.25%, 2/01/37 .......................................      1,235,000         1,198,407
          MFHR III, Series B, MBIA Insured, 5.50%, 8/01/39 .......................................     11,950,000         9,409,788
    California Infrastructure and Economic Development Bank Revenue,
          Bay Area Toll Bridges, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
             7/01/33 .............................................................................      5,000,000         5,582,600
          Bay Area Toll Bridges, first lien, Series A, FGIC Insured, Pre-Refunded, 5.00%,
             7/01/29 .............................................................................     50,985,000        57,333,652
          J. Paul Getty Trust, Mandatory Put 4/01/09, Refunding, Series A1, 1.70%, 10/01/47 ......     17,600,000        17,605,984
          Kaiser Hospital Assistance I LLC, Series B, 5.50%, 8/01/31 .............................     10,000,000         8,273,700
          Kaiser Hospital Assistance II LLC, Series A, 5.55%, 8/01/31 ............................     34,000,000        29,243,740
    California Municipal Finance Authority COP, Community Hospitals of Central California, 5.25%,
          2/01/37 ................................................................................     37,100,000        20,806,422
          2/01/46 ................................................................................     90,650,000        48,740,692
    California PCFA, PCR,
          Pacific Gas and Electric Co., Refunding, Series A, MBIA Insured, 5.35%, 12/01/16 .......     31,500,000        29,638,665
          San Diego Gas and Electric Co., Series A, 5.85%, 6/01/21 ...............................     32,535,000        32,532,072
    California Resource Efficiency Financing Authority COP, Capital Improvements Program,
       AMBAC Insured,
          5.625%, 4/01/22 ........................................................................        325,000           325,078
          5.75%, 4/01/27 .........................................................................        475,000           475,000
    California State Department of Veteran Affairs Home Purchase Revenue,
          Refunding, Series A, 5.40%, 12/01/28 ...................................................      9,580,000         8,205,078
          Refunding, Series B, 5.50%, 12/01/18 ...................................................      2,500,000         2,340,150
          Series A, 5.20%, 12/01/27 ..............................................................     17,110,000        14,362,134
          Series B, 5.20%, 12/01/28 ..............................................................      3,620,000         3,270,380


                     6 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State Department of Water Resources Central Valley Project Revenue, Water System,
          Refunding, Series Q, MBIA Insured, 5.375%, 12/01/27 ....................................   $ 19,885,000   $    19,887,187
          Refunding, Series S, 5.00%, 12/01/29 ...................................................     24,085,000        23,118,469
          Refunding, Series U, 5.00%, 12/01/29 ...................................................     11,945,000        11,627,263
          Refunding, Series Y, FGIC Insured, 5.00%, 12/01/25 .....................................     19,725,000        19,847,887
          Series Y, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25 ..................................        275,000           312,208
    California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded,
          5.25%, 5/01/20 .........................................................................     40,000,000        45,135,600
          5.375%, 5/01/21 ........................................................................     22,000,000        24,913,240
          5.375%, 5/01/22 ........................................................................     34,020,000        38,524,928
    California State GO,
          5.00%, 2/01/22 .........................................................................      7,000,000         6,722,800
          6.00%, 5/01/24 .........................................................................      2,565,000         2,577,286
          5.125%, 4/01/25 ........................................................................      5,000,000         4,774,100
          5.20%, 4/01/26 .........................................................................     17,000,000        16,234,830
          5.25%, 4/01/27 .........................................................................          5,000             4,726
          5.25%, 4/01/34 .........................................................................         20,000            18,071
          5.00%, 8/01/34 .........................................................................    100,000,000        86,324,000
          AMBAC Insured, 5.90%, 3/01/25 ..........................................................        210,000           210,053
          AMBAC Insured, 5.00%, 4/01/31 ..........................................................         20,000            17,506
          AMBAC Insured, Pre-Refunded, 5.00%, 4/01/31 ............................................     29,980,000        34,461,410
          FGIC Insured, 6.00%, 8/01/19 ...........................................................        905,000           905,425
          FGIC Insured, 5.625%, 10/01/26 .........................................................      6,345,000         6,326,726
          FSA Insured, 5.50%, 4/01/19 ............................................................        540,000           540,346
          FSA Insured, 5.50%, 3/01/20 ............................................................        415,000           415,042
          MBIA Insured, 5.00%, 10/01/23 ..........................................................      2,180,000         2,089,835
          MBIA Insured, 6.00%, 8/01/24 ...........................................................        990,000           990,020
          Pre-Refunded, 5.25%, 10/01/23 ..........................................................      9,250,000         9,861,795
          Pre-Refunded, 5.25%, 4/01/27 ...........................................................      4,995,000         5,789,954
          Pre-Refunded, 5.00%, 2/01/29 ...........................................................     13,000,000        14,335,100
          Pre-Refunded, 5.25%, 2/01/29 ...........................................................        310,000           344,150
          Pre-Refunded, 5.25%, 4/01/29 ...........................................................      5,580,000         6,468,057
          Pre-Refunded, 5.25%, 2/01/30 ...........................................................        140,000           155,422
          Pre-Refunded, 5.25%, 4/01/32 ...........................................................      9,835,000        10,975,663
          Pre-Refunded, 5.25%, 4/01/34 ...........................................................     19,980,000        23,159,817
          Principal EAGLES I Program, Series 6, zero cpn., 3/01/09 ...............................      5,000,000         4,985,150
          Principal EAGLES II Program, Series 3, zero cpn., 3/01/09 ..............................      7,500,000         7,477,725
          Principal MUNI RAES, Series 8, zero cpn., 4/01/09 ......................................      9,000,000         8,930,430
          Refunding, 5.625%, 9/01/24 .............................................................        255,000           255,051
          Refunding, 5.25%, 2/01/29 ..............................................................     42,000,000        38,952,480
          Refunding, 5.25%, 2/01/29 ..............................................................      9,690,000         9,002,204
          Refunding, 5.25%, 2/01/30 ..............................................................     29,860,000        27,587,654
          Refunding, 5.25%, 4/01/32 ..............................................................        165,000           150,346
          Refunding, AMBAC Insured, 5.00%, 4/01/23 ...............................................      6,250,000         5,985,375
          Refunding, MBIA Insured, 5.00%, 10/01/32 ...............................................      5,000,000         4,336,350
          Refunding, Series BR, 5.30%, 12/01/29 ..................................................     13,000,000        10,503,090


                     Quarterly Statement of Investments | 7

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California State GO, (continued)
          Various Purpose, 5.125%, 4/01/24 .......................................................   $ 10,000,000   $     9,625,600
          Various Purpose, 5.25%, 12/01/26 .......................................................        145,000           138,343
          Various Purpose, 5.00%, 11/01/37 .......................................................     10,000,000         8,517,500
          Various Purpose, Pre-Refunded, 5.25%, 12/01/26 .........................................     12,770,000        14,899,397
          Various Purpose, Refunding, 5.00%, 6/01/32 .............................................     48,750,000        42,311,100
          Various Purpose, Refunding, 5.25%, 3/01/38 .............................................     61,545,000        55,052,002
          Various Purpose, Refunding, FSA Insured, 5.00%, 6/01/32 ................................     20,000,000        17,732,800
          Various Purpose, Refunding, MBIA Insured, 5.00%, 6/01/37 ...............................     35,000,000        29,832,250
    California State Local Government Finance Authority Revenue, Marin Valley Mobile, Series A,
       FSA Insured, 5.85%, 10/01/27 ..............................................................      5,955,000         5,979,475
    California State Public Works Board Lease Revenue,
          California Science Center, Series A, 5.25%, 10/01/22 ...................................      8,645,000         8,594,167
          Department of Corrections, Series C, 5.00%, 6/01/24 ....................................     12,225,000        10,803,477
          Department of Corrections, Series C, 5.00%, 6/01/25 ....................................      4,810,000         4,204,806
          Department of Corrections, Series C, 5.25%, 6/01/28 ....................................     25,475,000        21,911,302
          Department of Mental Health, Coalinga, Series A, 5.00%, 6/01/25 ........................     12,000,000        10,488,240
          Department of Mental Health, Coalinga, Series A, 5.125%, 6/01/29 .......................     56,500,000        47,634,020
          Trustees of California State University, Refunding, Series A, 5.00%, 10/01/19 ..........      7,500,000         7,509,300
          Various California Community Colleges Projects, Refunding, Series A, 5.90%,
             4/01/17 .............................................................................      8,320,000         8,378,323
    California State University Revenue, Systemwide,
          Refunding, Series A, FSA Insured, 5.00%, 11/01/34 ......................................      5,000,000         4,722,800
          Refunding, Series C, MBIA Insured, 5.00%, 11/01/30 .....................................     15,490,000        14,311,985
          Series A, AMBAC Insured, 5.00%, 11/01/35 ...............................................     15,925,000        14,469,296
          Series A, FSA Insured, 5.00%, 11/01/29 .................................................     10,000,000         9,611,500
    California Statewide CDA,
          Assisted Living Facilities Revenue, Hollenbeck Palms/Magnolia Court, Series A,
              Radian Insured, 4.60%, 2/01/37 .....................................................      5,010,000         3,411,209
          COP, Catholic Healthcare West, 6.50%, 7/01/20 ..........................................      2,415,000         2,607,186
          COP, Catholic Healthcare West, Pre-Refunded, 6.50%, 7/01/20 ............................      5,575,000         6,026,463
          COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ..................................     37,685,000        24,411,212
          COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 ...........................................     32,200,000        34,330,030
          COP, MBIA Insured, 5.00%, 4/01/18 ......................................................      7,000,000         5,900,020
          COP, MBIA Insured, 5.125%, 4/01/23 .....................................................      6,000,000         4,485,720
          COP, Refunding, FSA Insured, 5.50%, 8/15/31 ............................................      9,000,000         8,794,620
          COP, The Internext Group, 5.375%, 4/01/17 ..............................................      8,700,000         6,926,244
          COP, The Internext Group, 5.375%, 4/01/30 ..............................................     67,480,000        39,795,655
          MFHR, Borregas Court Project, Series J, GNMA Secured, 6.30%, 3/20/39                          7,138,000         6,967,759
    California Statewide CDA Revenue,
          5.50%, 10/01/33 ........................................................................     45,465,000        37,523,628
          Catholic Healthcare West, Refunding, Series L, Assured Guaranty, 5.25%, 7/01/41 ........     13,000,000        10,812,620
          Catholic Healthcare West, Series A, 5.50%, 7/01/30 .....................................     10,000,000         8,346,600
          Catholic Healthcare West, Series E, 5.50%, 7/01/31 .....................................     15,000,000        12,903,750
          CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.50%, 5/15/26 ...................      9,500,000         6,794,780
          CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/40 ...................     59,000,000        40,659,260
          Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/24 .......................      6,000,000         3,913,980
          Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/30 .......................      5,000,000         2,978,650
          Daughters of Charity Health, Refunding, Series A, 5.25%, 7/01/35 .......................     13,900,000         7,921,888


                     8 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Statewide CDA Revenue, (continued)
          Daughters of Charity Health, Refunding, Series A, 5.00%, 7/01/39 .......................   $ 29,980,000   $    15,954,457
          Daughters of Charity Health, Refunding, Series H, 5.25%, 7/01/25 .......................      3,875,000         2,484,030
          East Campus Apartments LLC, Series A, ACA Insured, 5.50%, 8/01/22 ......................     11,000,000         8,678,230
          East Campus Apartments LLC, Series A, ACA Insured, 5.625%, 8/01/34 .....................     25,000,000        17,144,500
          Enloe Medical Center, California Mortgage Insured, 6.25%, 8/15/33 ......................     20,000,000        18,622,000
          Enloe Medical Center, California Mortgage Insured, 5.75%, 8/15/38 ......................     36,500,000        31,235,240
          Health Facility, Adventist Health, Series A, 5.00%, 3/01/30 ............................      6,300,000         4,814,775
          Henry Mayo Newhall Memorial Hospital, Califronia Mortgage Insured, 5.00%,
             10/01/37 ............................................................................      5,000,000         3,787,750
          Huntington Memorial Hospital, Refunding, 5.00%, 7/01/27 ................................     22,000,000        17,571,400
          Huntington Memorial Hospital, Refunding, 5.00%, 7/01/35 ................................     50,000,000        37,255,000
          Insured Health Facility, Jewish Home, California Mortgage Insured, 5.50%, 11/15/33 .....     20,400,000        17,239,224
          Kaiser Permanente, Refunding, Series A, 4.75%, 4/01/33 .................................     24,590,000        18,203,239
          Kaiser Permanente, Refunding, Series A, BHAC Insured, 5.00%, 4/01/31 ...................     10,000,000         9,050,900
          Kaiser Permanente, Series A, 5.50%, 11/01/32 ...........................................     27,000,000        22,268,790
          Kaiser Permanente, Series B, 5.00%, 3/01/41 ............................................     39,980,000        29,988,998
          Kaiser Permanente, Series B, 5.25%, 3/01/45 ............................................    177,235,000       137,087,728
          Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/37 .........     20,000,000        15,158,400
          Los Angeles Orthopedic Hospital Foundation, AMBAC Insured, 5.75%, 6/01/30 ..............     10,000,000         8,358,100
          Mission Community, California Mortgage Insured, 5.375%, 11/01/21 .......................      7,670,000         7,302,223
          Mission Community, California Mortgage Insured, 5.375%, 11/01/26 .......................      9,755,000         8,585,571
          Refunding, California Mortgage Insured, 5.50%, 1/01/28 .................................      3,615,000         3,190,418
          Series B, 5.625%, 8/15/42 ..............................................................     51,000,000        42,996,570
          St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47 .......................     30,275,000        26,551,175
          St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47 ........................     15,300,000        12,515,247
          Stovehaven Apartments Project, Series A, ACA Insured, 5.875%, 7/01/32 ..................      4,945,000         3,111,295
          Sutter Health, Refunding, Series A, 5.00%, 11/15/43 ....................................    103,300,000        77,979,104
          Sutter Health, Series B, 5.25%, 11/15/48 ...............................................     15,000,000        11,553,450
          Sutter Health, Series C, 5.00%, 11/15/38 ...............................................     23,925,000        18,534,937
    California Statewide CDA Revenue COP,
          Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
             zero cpn., 8/01/09 ..................................................................      6,450,000         6,400,786
          Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
             zero cpn., 8/01/10 ..................................................................      6,745,000         6,575,296
          Capital Appreciation, Hospital, Triad Health Care, California Mortgage Insured, ETM,
             zero cpn., 8/01/11 ..................................................................      3,115,000         2,952,958
          CHFCLP Insured Health Facilities, Unihealth, Series A, AMBAC Insured, Pre-Refunded,
             ETM, 5.75%, 10/01/25 ................................................................     24,545,000        28,375,002
          Southern California Development Corp., California Mortgage Insured, 6.10%,
             12/01/15 ............................................................................      1,700,000         1,700,119
    California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
          Series A, FSA Insured, 5.25%, 10/01/24 .................................................      3,925,000         3,932,379
          Series A, FSA Insured, 5.00%, 10/01/29 .................................................      1,095,000         1,026,387
          Series A, FSA Insured, Pre-Refunded, 5.25%, 10/01/24 ...................................      1,075,000         1,245,044
          Series A, FSA Insured, Pre-Refunded, 5.00%, 10/01/29 ...................................      1,905,000         2,184,902
          Series B, FSA Insured, Pre-Refunded, 5.65%, 10/01/26 ...................................      1,515,000         1,600,098


                     Quarterly Statement of Investments | 9

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    California Valley HFAR, Home Mortgage, MBIA Insured, 5.65%, 2/01/27 ..........................   $  4,980,000   $     4,186,188
    Camarillo Community Development Commission Tax Allocation, Camarillo Corridor Project,
       Refunding, AMBAC Insured, 5.00%, 9/01/36 ..................................................      7,800,000         6,464,796
    Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.00%,
       10/01/33 ..................................................................................      5,000,000         4,115,800
    Campbell USD,
          GO, Series A, FGIC Insured, 5.00%, 8/01/28 .............................................      5,205,000         4,949,435
          GO, Series E, FSA Insured, 5.00%, 8/01/29 ..............................................      6,260,000         5,901,678
          Series B, FGIC Insured, zero cpn., 8/01/20 .............................................      5,000,000         2,678,050
          Series B, FGIC Insured, zero cpn., 8/01/21 .............................................      6,280,000         3,109,919
    Capistrano University School CFD Special Tax, Number 90-2 Talega,
          5.875%, 9/01/33 ........................................................................      5,785,000         3,833,083
          6.00%, 9/01/33 .........................................................................      7,100,000         4,826,438
    Centinela Valley UHSD, GO, Refunding, Series A, MBIA Insured, 5.50%, 8/01/33 .................     15,630,000        13,518,543
    Central California Joint Powers Health Financing Authority COP, Community Hospitals of
       Central California,
          6.00%, 2/01/20 .........................................................................      3,950,000         4,197,310
          Pre-Refunded, 5.625%, 2/01/21 ..........................................................      6,750,000         7,382,070
          Pre-Refunded, 6.00%, 2/01/30 ...........................................................     19,960,000        21,209,696
          Pre-Refunded, 5.75%, 2/01/31 ...........................................................     18,070,000        19,807,973
    Cerritos Community College District GO, Election of 2004, Series B, MBIA Insured, 5.00%,
       8/01/31 ...................................................................................     16,580,000        15,106,535
    Cerritos PFAR Tax Allocation, Redevelopment Project, Refunding, Series A, AMBAC Insured,
       5.00%, 11/01/22 ...........................................................................      6,675,000         5,198,090
    Chabot-Las Positas Community College District GO,
          Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/38 ................     52,010,000         7,501,922
          Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/39 ................     54,045,000         7,292,292
          Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/40 ................     56,165,000         7,297,518
          Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn., 8/01/41 ................     58,365,000         7,086,095
          Election of 2004, Series B, AMBAC Insured, 5.00%, 8/01/31 ..............................     11,500,000        11,004,810
          Series B, AMBAC Insured, 5.00%, 8/01/30 ................................................     17,330,000        16,687,404
    Chaffey UHSD, GO,
          Series B, 5.00%, 8/01/25 ...............................................................      6,510,000         6,373,420
          Series C, FSA Insured, 5.00%, 5/01/27 ..................................................      6,980,000         6,704,290
    Chico RDA Tax Allocation, Chico Amended and Merged Redevelopment Project,
       AMBAC Insured, 5.00%, 4/01/32 .............................................................      5,000,000         3,554,900
    Chino Valley USD, GO, Election of 2002, Series D, FGIC Insured, 5.00%, 8/01/31 ...............     23,825,000        20,920,971
    Chula Vista COP, Cops Phase I, MBIA Insured, 5.00%, 3/01/34 ..................................     10,360,000         9,306,802
    Chula Vista IDR,
          Adjustment, San Diego Gas and Electric Co., Series B, 5.50%, 12/01/21 ..................     14,000,000        12,310,200
          Daily, San Diego Gas and Electric Co., Series A, 5.30%, 7/01/21 ........................      8,500,000         7,878,225
    Claremont RDA Tax Allocation, Consolidated Redevelopment Project, Refunding, 5.50%,
       8/01/23 ...................................................................................      4,950,000         3,996,432
    Colton Joint USD, GO, Election of 2001, Series B, FGIC Insured, 5.00%, 8/01/27 ...............      7,000,000         6,442,800
    Colusa County COP, ABAG Finance Corp., Series B, 7.00%, 2/01/18 ..............................      1,305,000         1,305,679
    Commerce Joint Powers Financing Authority Revenue, Redevelopment Projects, Series B,
       Radian Insured, 5.125%, 8/01/35 ...........................................................      8,025,000         5,356,768


                     10 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Compton USD, GO,
          AMBAC Insured, 5.00%, 6/01/29 ..........................................................   $  5,660,000   $     5,077,077
          Election of 2002, Series C, AMBAC Insured, 5.00%, 6/01/31 ..............................      5,000,000         4,422,950
    Contra Costa Community College District GO, Election of 2002, FGIC Insured, 5.00%, 8/01/26 ...     11,700,000        11,767,860
    Contra Costa County COP, Merrithew Memorial Hospital Project, ETM, zero cpn., 11/01/15 .......      6,810,000         5,626,150
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn., 9/01/17 ...........      8,615,000         3,323,925
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn., 9/01/17 ...........      7,700,000         3,270,806
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn., 9/01/17 ...........      7,135,000         2,893,171
    Contra Costa Home Mortgage Finance Authority HMR, Pre-Refunded, zero cpn., 9/01/17 ...........      6,275,000         2,776,813
    Contra Costa Transportation Authority Revenue, Sales Tax, Series A, FGIC Insured, ETM,
       6.50%, 3/01/09 ............................................................................        535,000           539,681
    Corcoran Hospital District Revenue, Series A, California Mortgage Insured, 6.55%, 7/01/12 ....        500,000           500,295
    Corona COP, Corona Community Hospital Project, Pre-Refunded, 9.425%, 9/01/20 .................     13,880,000        15,335,040
    Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.40%, 9/01/35 ..........................      7,140,000         4,561,460
    Coronado CDA Tax Allocation, Coronado Community Development Project, Refunding,
       MBIA Insured, 5.00%, 9/01/34 ..............................................................      6,115,000         4,860,324
    CSAC Finance Corp. COP, Sutter County, Health Facilities Program, 7.80%, 1/01/21 .............      1,935,000         1,771,725
    Cudahy RDA Tax Allocation, Refunding, Series C, 6.00%, 10/01/27 ..............................      6,365,000         5,752,114
    Daly City Housing Development Finance Agency Mobile Home Park Revenue, Senior
       Franciscan Mobile Park, Refunding, Series A, 5.00%, 12/15/47 ..............................     20,645,000        12,750,352
    Delano UHSD, GO,
          Election of 2005, Series A, XLCA Insured, 5.00%, 8/01/31 ...............................      5,160,000         4,264,379
          Refunding, Series A, MBIA Insured, 5.15%, 2/01/32 ......................................      8,520,000         6,600,103
    Desert Community College District GO, Capital Appreciation Bonds, Series C, FSA Insured,
       zero cpn., 8/01/46 ........................................................................    396,230,000        35,961,835
    Desert Sands USD, GO, Election of 2001, FSA Insured,Pre-Refunded, 5.00%, 6/01/29 .............     16,425,000        18,954,450
    Downey USD, GO, Election of 2002, Series C, FSA Insured, Pre-Refunded, 5.00%, 2/01/30 ........      4,860,000         5,559,986
    Duarte COP, Refunding, Series A, 5.25%,
          4/01/19 ................................................................................      5,000,000         4,644,500
          4/01/24 ................................................................................      5,000,000         4,237,850
          4/01/31 ................................................................................     12,500,000         9,634,750
    East Bay MUD Wastewater System Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/37 ...     38,085,000        34,705,718
    East Bay MUD Water System Revenue,
          Refunding, Series A, FGIC Insured, 5.00%, 6/01/37 ......................................     99,545,000        94,065,048
          Series A, MBIA Insured, 5.00%, 6/01/28 .................................................      7,000,000         6,871,760
          Series A, MBIA Insured, 5.00%, 6/01/29 .................................................     27,495,000        26,807,075
          Series A, MBIA Insured, 5.00%, 6/01/30 .................................................     15,000,000        14,539,350
          Series A, MBIA Insured, 5.00%, 6/01/35 .................................................     27,505,000        26,113,247
    East Side UHSD Santa Clara County GO, Series F, FSA Insured, 5.00%, 8/01/35 ..................     22,685,000        19,712,811
    Eastern Municipal Water District Water and Sewer Revenue COP, Series B, FGIC Insured,
       Pre-Refunded, 5.00%, 7/01/30 ..............................................................     21,370,000        23,221,283
    El Camino Hospital District Revenue, Series A, ETM, 7.25%, 8/15/09 ...........................      1,560,000         1,621,901


                     Quarterly Statement of Investments | 11

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    El Centro Financing Authority Hospital Revenue, El Centro Regional Medical Center Project,
       California Mortgage Insured, 5.25%, 3/01/26 ...............................................   $  8,500,000   $     7,076,760
    El Dorado County Special Tax, CFD No. 1992-1,
          5.875%, 9/01/24 ........................................................................      4,475,000         3,410,756
          6.00%, 9/01/31 .........................................................................      8,850,000         6,127,651
          Refunding, 6.25%, 9/01/29 ..............................................................     19,750,000        14,099,920
    El Paso de Robles GO, Capital Appreciation, Series A, FGIC Insured,
       Pre-Refunded, zero cpn.,
          8/01/16 ................................................................................      2,050,000         1,411,835
          8/01/22 ................................................................................     11,485,000         5,624,779
          8/01/27 ................................................................................     11,495,000         4,234,413
    El Rancho USD, GO, Election of 2003, Series A, FGIC Insured, 5.00%, 8/01/28 ..................      5,635,000         4,990,131
    Elk Grove USD, Special Tax, Capital Appreciation, CFD 1, MBIA Insured, zero cpn.,
          12/01/19 ...............................................................................      2,775,000         1,535,879
          12/01/20 ...............................................................................      2,765,000         1,389,993
          12/01/21 ...............................................................................      4,195,000         1,910,109
          12/01/22 ...............................................................................      4,195,000         1,762,823
          12/01/23 ...............................................................................      4,195,000         1,606,391
          12/01/24 ...............................................................................      4,200,000         1,510,698
    Emeryville PFAR,
          Housing Increment Loan, 6.20%, 9/01/25 .................................................      3,115,000         3,115,093
          Shellmound Park Redevelopment and Housing Project, Refunding, Series B, MBIA Insured,
             5.00%, 9/01/28 ......................................................................     10,000,000         9,742,900
    Fairfield COP, Fairfield Water Financing, Series A, XLCA Insured, 5.00%, 4/01/42 .............     10,000,000         8,199,700
    Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A,
       MBIA Insured, 5.00%, 3/01/33 ..............................................................      8,715,000         8,041,243
    Fontana RDA Tax Allocation, Jurupa Hills Redevelopment Project, Refunding, Series A,
       5.50%, 10/01/27 ...........................................................................     12,500,000        11,477,625
    Fontana USD, GO, Convertible Capital Appreciation, Series D, FGIC Insured, 5.80%, 5/01/17 ....      4,685,000         4,811,167
    Foothill-De Anza Community College District GO,
          Capital Appreciation, zero cpn., 8/01/27 ...............................................      5,205,000         1,711,560
          MBIA Insured, zero cpn., 8/01/26 .......................................................      5,290,000         1,869,063
    Foothill/Eastern Corridor Agency Toll Road Revenue, .
          Capital Appreciation, Refunding, zero cpn., 1/15/21 ....................................     51,180,000        19,337,339
          Capital Appreciation, Refunding, zero cpn., 1/15/25 ....................................     57,000,000        14,605,680
          Capital Appreciation, Refunding, zero cpn., 1/15/30 ....................................     98,460,000        14,358,422
          Capital Appreciation, Refunding, zero cpn., 1/15/31 ....................................     14,635,000         1,951,577
          Capital Appreciation, Refunding, zero cpn., 1/15/32 ....................................    100,000,000        11,931,000
          Capital Appreciation, Refunding, zero cpn., 1/15/33 ....................................    132,460,000        14,582,521
          Capital Appreciation, Refunding, zero cpn., 1/15/34 ....................................    100,000,000         9,967,000
          Capital Appreciation, Refunding, zero cpn., 1/15/35 ....................................     20,000,000         1,802,600
          Capital Appreciation, Refunding, zero cpn., 1/15/36 ....................................    182,160,000        14,826,002
          Capital Appreciation, Refunding, zero cpn., 1/15/37 ....................................    170,615,000        14,280,475
          Capital Appreciation, Refunding, zero cpn., 1/15/38 ....................................    160,560,000        12,265,178
          Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.80% thereafter, 1/15/20 .......     49,500,000        41,178,555
          Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.85% thereafter, 1/15/23 .......     10,000,000         7,882,800
          Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/26 ......     30,000,000        22,565,100


                     12 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Foothill/Eastern Corridor Agency Toll Road Revenue, (continued)
          Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/27 ......   $ 80,835,000   $    58,210,092
          Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/28 ......     80,500,000        58,793,175
          Capital Appreciation, Refunding, zero cpn. to 7/15/09, 5.875% thereafter, 1/15/29 ......    112,230,000        80,884,161
          Capital Appreciation, senior lien, Series A, ETM, 7.05%, 1/01/09 .......................     10,000,000        10,000,000
          Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/22 ...................     30,835,000        17,588,901
          Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/23 ...................      5,765,000         3,119,326
          Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/24 ...................     72,045,000        37,143,520
          Capital Appreciation, senior lien, Series A, ETM, zero cpn., 1/01/28 ...................      2,000,000           797,760
          Capital Appreciation, senior lien, Series A, Pre-Refunded, 7.15%, 1/01/14 ..............      5,500,000         5,944,015
          Refunding, 5.75%, 1/15/40 ..............................................................    395,510,000       286,416,477
          senior lien, Series A, 5.00%, 1/01/35 ..................................................     15,955,000        10,416,541
          senior lien, Series A, ETM, zero cpn., 1/01/25 .........................................     20,660,000         9,892,628
          senior lien, Series A, ETM, zero cpn., 1/01/26 .........................................     23,475,000        10,716,807
          senior lien, Series A, ETM, zero cpn., 1/01/27 .........................................     15,000,000         6,335,250
          senior lien, Series A, ETM, zero cpn., 1/01/29 .........................................     35,310,000        13,185,107
          senior lien, Series A, Pre-Refunded, 7.10%, 1/01/12 ....................................      8,000,000         8,641,920
    Fremont GO, Election of 2002, Fire Safety Project, Series B, FGIC Insured, 5.00%, 8/01/34 ....      7,235,000         6,544,492
    Fremont USD Alameda County GO, Election 2002, Series B, FSA Insured, 5.00%, 8/01/28 ..........     10,000,000         9,509,000
    Glendale Community College District GO, FGIC Insured, zero cpn., 8/01/28 .....................     15,000,000         5,386,350
    Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
          Asset-Backed, Refunding, Series A, FGIC Insured, 5.00%, 6/01/45 ........................     20,000,000        13,387,600
          Asset-Backed, Senior Series A-1, 5.125%, 6/01/47 .......................................      5,000,000         2,498,150
          Asset-Backed, Senior Series A-1, 5.75%, 6/01/47 ........................................     77,500,000        43,217,100
          Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45 ............................     64,000,000        42,232,960
          Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/30 .............     34,150,000        26,336,138
          Enhanced, Asset-Backed, Refunding, Series A, Radian Insured, 5.00%, 6/01/45 ............     30,000,000        20,186,700
          Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/33 .........................     15,000,000        16,672,800
          Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.625%, 6/01/38 ........................    138,000,000       154,099,080
          Enhanced, Asset-Backed, Series B, Pre-Refunded, 5.50%, 6/01/43 .........................     57,000,000        63,356,640
          Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45 ......................................     14,085,000         9,477,656
          Series A-1, Pre-Refunded, 6.75%, 6/01/39 ...............................................      5,290,000         6,152,058
    Hartnell Community College District GO, Election of 2002, Series A, MBIA Insured,
       Pre-Refunded, 5.00%, 8/01/27 ..............................................................      5,020,000         5,712,107
    Hawaiian Gardens RDA Tax Allocation, Project No. 1, ETM, 8.00%, 12/01/10 .....................      1,630,000         1,719,259
    Hawthorne School District GO, Capital Appreciation, Election of 2004, Series C,
       Assured Guaranty, zero cpn., 8/01/48 ......................................................     37,665,000         2,377,791
    Helix Water District COP, Installment Purchase, Series A, FSA Insured, 5.25%, 4/01/24 ........      8,925,000         8,929,552
    Huntington Beach City and School District, Capital Appreciation, Election of 2002, Series A,
       FGIC Insured, zero cpn., 8/01/28 ..........................................................     10,005,000         2,971,985
    Huntington Beach UHSD, GO, Election of 2004, FSA Insured, 5.00%,
          8/01/27 ................................................................................      3,530,000         3,430,066
          8/01/29 ................................................................................     11,000,000        10,522,820
    Imperial Irrigation District Electric Revenue, System, Refunding, BHAC Insured, 5.125%,
       11/01/38 ..................................................................................      4,800,000         4,570,992


                     Quarterly Statement of Investments | 13

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Indio Water Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/36 ...........................   $ 18,020,000   $    16,465,595
    Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
       Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 .......................................      3,225,000         3,361,998
    Inland Empire Tobacco Securitization Authority Tobacco Settlement Revenue, Capital
       Appreciation, Series B, zero cpn. to 12/01/11, 5.75% thereafter, 6/01/26 ..................     35,000,000        19,036,850
    Intercommunity Hospital Financing Authority COP, Northbay Healthcare System, Refunding,
       ACA Insured, 5.25%, 11/01/19 ..............................................................     10,550,000         8,005,445
    Irvine 1915 Act GO,
          AD No. 00-18, Group 4, 5.375%, 9/02/26 .................................................      2,500,000         1,687,325
          AD No. 03-19, Group 2, Refunding, 5.45%, 9/02/23 .......................................      2,000,000         1,460,480
          AD No. 03-19, Group 2, Refunding, 5.50%, 9/02/29 .......................................      4,295,000         2,774,098
    Irvine USD Financing Authority Special Tax, Series A,
          5.00%, 9/01/26 .........................................................................      3,000,000         1,983,480
          5.125%, 9/01/36 ........................................................................     11,180,000         6,847,974
    Kaweah Delta Health Care District GO, Election of 2003, MBIA Insured, 5.00%, 8/01/34 .........     16,500,000        14,176,305
    Kern Community College District COP, AMBAC Insured, 5.00%, 3/01/34 ...........................     15,000,000        13,104,150
    Kern County Board of Education COP, Refunding, Series A, MBIA Insured, 5.20%, 5/01/28 ........      3,150,000         3,038,144
    Kern High School District GO, Election of 1990, Series E, FGIC Insured, 5.125%, 8/01/33 ......      5,275,000         4,748,186
    La Mirada SFMR, MBS, Series A, 7.65%, 4/01/24 ................................................         90,000            91,641
    La Palma Community Development Commission Tax Allocation, La Palma Community
       Development Project No. 1, Refunding, 6.10%, 6/01/22 ......................................      2,210,000         1,951,474
    La Quinta RDA Tax Allocation, Redevelopment Project Area No. 1, AMBAC Insured, 5.125%,
       9/01/32 ...................................................................................     10,825,000         7,841,089
    Laguna Beach USD, CFD Special Tax No. 98-1, 5.375%, 9/01/34 ..................................      5,375,000         3,336,800
    Lake Elsinore PFA Tax Allocation Revenue,
          Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.80%, 9/01/25 ............      6,750,000         6,753,172
          Series A, 5.50%, 9/01/30 ...............................................................     15,550,000        11,401,104
    Lancaster RDA, RMR, Los Angeles County, Series A, ETM, 10.125%, 9/01/16 ......................          5,000             7,538
    Lemon Grove CDA Tax Allocation, 1998 Refunding, 5.75%, 8/01/28 ...............................      8,115,000         6,777,323
    Local Medical Facilities Financing Authority COP, California Mortgage Insured, 7.55%,
       3/01/20 ...................................................................................        830,000           831,809
    Lodi Electric Systems Revenue COP, Capital Appreciation Bond, Series B, MBIA Insured,
       Pre-Refunded, zero cpn., 1/15/19 ..........................................................      6,360,000         3,521,214
    Loma Linda Hospital Revenue,
          8.25%, 12/01/38 ........................................................................     35,000,000        29,572,200
          Loma Linda University Medical Center, Series A, 5.00%, 12/01/23 ........................      9,200,000         5,891,404
    Long Beach Bond Finance Authority Lease Revenue, Aquarium of The South Pacific, ............
         Refunding, AMBAC Insured, 5.00%, 11/01/26 ...............................................     20,000,000        18,048,800
    Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A,
          5.50%, 11/15/28 ........................................................................      8,000,000         5,474,400
          5.00%, 11/15/29 ........................................................................     17,465,000        10,941,124
          5.50%, 11/15/30 ........................................................................      5,000,000         3,327,550
          5.00%, 11/15/35 ........................................................................     69,800,000        41,112,200
          5.50%, 11/15/37 ........................................................................     35,000,000        22,249,850
    Long Beach California Board Finance Authority Lease Revenue, Temple and Willow Facility,
       Refunding, Series B, MBIA Insured, 5.00%, 10/01/27 ........................................     14,935,000        14,000,816


                     14 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles Community College District GO,
          Election of 2001, Series A, FGIC Insured, 5.00%, 8/01/32 ...............................   $ 21,500,000   $    20,179,040
          Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 ...................................     59,275,000        64,578,334
    Los Angeles COP, Department of Public Social Services, Series A, AMBAC Insured, 5.50%,
          8/01/24 ................................................................................      4,000,000         4,013,120
          8/01/31 ................................................................................      5,000,000         4,855,150
    Los Angeles County COP, Series 1992, California Mortgage Insured, 6.625%, 7/01/22 ............        875,000           876,610
    Los Angeles County Infrastructure and Economic Development Bank Revenue, County
         Department Public Social Services, AMBAC Insured, 5.00%, 9/01/35 ........................      7,765,000         6,617,644
    Los Angeles County MTA Sales Tax Revenue,
          Proposition A, Senior Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/24 ..............      5,000,000         5,487,850
          Proposition A, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/26 ...................         35,000            36,078
          Proposition C, Refunding, Series C, AMBAC Insured, 5.00%, 7/01/26 ......................     12,965,000        12,713,220
    Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects,
          District No. 14, Series B, FGIC Insured, 5.00%, 10/01/30 ...............................      7,000,000         5,990,670
          District No. 14, Sub Series B, FGIC Insured, 5.00%, 10/01/34 ...........................     30,820,000        25,904,210
          Series A, MBIA Insured, 5.00%, 10/01/34 ................................................      7,110,000         6,150,932
    Los Angeles CRDA, Financing Authority Revenue, Pooled Financing, Beacon Normandie,
       Series B, 6.625%, 9/01/14 .................................................................        575,000           575,420
    Los Angeles CRDA Tax Allocation, Series G, ETM, 6.75%, 7/01/10 ...............................      4,365,000         4,513,585
    Los Angeles Department of Airports Revenue, Los Angeles International Airport, Series C,
       5.125%, 5/15/33 ...........................................................................     16,000,000        13,911,040
    Los Angeles Department of Water and Power Revenue,
          Power System, Refunding, Series A, MBIA Insured, 5.00%, 7/01/24 ........................      2,000,000         1,976,640
          Power System, Series A, Sub Series A-1, 5.25%, 7/01/38 .................................     10,000,000         9,651,300
          Power System, Series A, Sub Series A-1, AMBAC Insured, 5.00%, 7/01/37 ..................     12,345,000        11,337,278
          Power System, Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/31 ....................     10,000,000         9,245,100
          Power System, Series A, Sub Series A-1, FSA Insured, 5.00%, 7/01/35 ....................     63,435,000        57,228,520
          Power System, Series B, FSA Insured, 5.00%, 7/01/28 ....................................     10,575,000        10,254,789
          Refunding, Series A, Sub Series A-2, 5.00%, 7/01/30 ....................................      7,000,000         6,614,160
          Series A, Sub Series A-2, MBIA Insured, 5.00%, 7/01/23 .................................      6,550,000         6,570,829
    Los Angeles Department of Water and Power Waterworks Revenue, System,
          Series A, Sub Series A-2, AMBAC Insured, 5.00%, 7/01/44 ................................     60,000,000        52,802,400
          Sub Series A-1, AMBAC Insured, 5.00%, 7/01/36 ..........................................     14,385,000        13,141,848
          Sub Series A-1, AMBAC Insured, 5.00%, 7/01/38 ..........................................     30,000,000        27,268,200
          Sub Series A-1, AMBAC Insured, 5.00%, 7/01/40 ..........................................     17,000,000        15,375,480
    Los Angeles Harbor Department Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 8/01/25 ....     15,000,000        14,932,650
    Los Angeles MFR, Housing, Refunding, Senior Series G, FSA Insured, 5.75%, 1/01/24 ............        275,000           275,000
    Los Angeles USD,
          COP, Administration Building Project, Series B, AMBAC Insured, 5.00%, 10/01/31 .........     28,210,000        26,069,425
          GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31 ..........................     29,000,000        24,564,740
          GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/30 ...........................        100,000            93,776
          GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/30 ..........................     13,815,000        12,955,154
          GO, Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31 ..........................      6,000,000         5,587,440
          GO, Refunding, Series A-1, MBIA Insured, 4.50%, 1/01/28 ................................     40,000,000        34,607,600
          GO, Series A, MBIA Insured, Pre-Refunded, 5.00%, 1/01/28 ...............................    170,250,000       193,707,045


                     Quarterly Statement of Investments | 15

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Los Angeles Wastewater System Revenue, Refunding, Series A,
          FGIC Insured, 5.00%, 6/01/32 ...........................................................   $  6,000,000   $     5,629,980
          FSA Insured, 4.875%, 6/01/29 ...........................................................     34,335,000        31,556,268
          FSA Insured, 5.00%, 6/01/32 ............................................................     17,500,000        16,182,600
    Lynwood PFA Tax Allocation, Project Area A, Refunding, Series A, FSA Insured, 5.90%,
       9/01/28 ...................................................................................      6,470,000         6,535,735
    M-S-R Public Power Agency San Juan Project Revenue, Series E, MBIA Insured, 6.00%,
       7/01/22 ...................................................................................      6,330,000         6,444,636
    Madera County COP, Valley Children's Hospital, MBIA Insured,
          5.00%, 3/15/23 .........................................................................      8,500,000         7,702,105
          5.75%, 3/15/28 .........................................................................     27,500,000        25,739,175
(a) Madera-Chowchilla Power Authority Hydroelectric Revenue, Refunding, 8.00%, 1/01/14 ...........      1,315,000         1,293,894
    Manhattan Beach COP, Metlox Public Improvements, 5.00%, 1/01/33 ..............................      5,575,000         5,174,882
    Manteca Financing Authority Sewer Revenue, Series A, MBIA Insured, 5.00%, 12/01/33 ...........      2,870,000         2,472,591
    Marysville Hospital Revenue, Fremont Rideout Health, Refunding, Series A, AMBAC Insured,
       5.00%, 1/01/22 ............................................................................      5,000,000         5,009,200
    Metropolitan Water District of Southern California Waterworks Revenue, Series B1,
        FGIC Insured, 5.00%, 10/01/33 ............................................................      5,000,000         4,734,850
    Milpitas RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, ETM,
          5.40%, 1/15/17 .........................................................................     12,155,000        13,517,697
          5.50%, 1/15/24 .........................................................................     11,790,000        12,947,542
    Modesto High School District Stanislaus County GO, Capital Appreciation,
       Series A, FGIC Insured, zero cpn.,
          8/01/21 ................................................................................      9,660,000         4,725,672
          8/01/23 ................................................................................     10,815,000         4,525,429
          5/01/27 ................................................................................     12,770,000         4,005,566
    Modesto Irrigation District COP, Refunding and Capital Improvements, Series B, 5.30%,
       7/01/22 ...................................................................................      3,800,000         3,800,304
    Modesto Schools Infrastructure Financing Agency Special Tax, AMBAC Insured, 5.20%,
       9/01/37 ...................................................................................      4,295,000         3,981,508
    Monterey Peninsula Community College District GO, Series C, FSA Insured, 5.00%,
       8/01/34 ...................................................................................     10,000,000         9,182,500
    Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, zero cpn.,
          8/01/27 ................................................................................      6,315,000         2,496,762
          8/01/28 ................................................................................      6,625,000         2,458,604
    Murrieta Valley USD,
          GO, FSA Insured, 4.50%, 9/01/28 ........................................................      5,300,000         4,300,314
          PFA, Special Tax Revenue, Series A, FGIC Insured, 5.00%, 9/01/37 .......................      6,975,000         5,846,515
    Natomas USD, GO, Election of 2006, BHAC Insured, 5.00%, 8/01/32 ..............................     16,450,000        15,439,312
    Needles PFAR Tax Allocation, Redevelopment Project, Series A, 7.50%, 8/15/22 .................      1,385,000         1,385,886
    New Haven USD, GO, Capital Appreciation, Series C, FGIC Insured, zero cpn., 8/01/23 ..........     14,700,000         6,630,435
    Norco RDA Tax Allocation, Area No. 1, Refunding, MBIA Insured, 5.125%, 3/01/30 ...............      8,515,000         8,077,244
    Northern California Power Agency Multiple Capital Facilities Revenue, Refunding, Series A,
       AMBAC Insured, 5.00%, 8/01/25 .............................................................     19,250,000        18,846,135
    Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1,
       Refunding, Series A, MBIA Insured,
          5.125%, 7/01/23 ........................................................................      6,270,000         6,228,806
          5.00%, 7/01/28 .........................................................................     12,510,000        11,250,994
          5.20%, 7/01/32 .........................................................................     12,930,000        12,323,583


                     16 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Oceanside USD, GO, Election of 2000, Series D, FGIC Insured, 5.00%,
          8/01/29 ................................................................................   $  5,755,000   $     5,132,367
          8/01/33 ................................................................................      5,590,000         4,860,952
    Orange County Airport Revenue, Refunding, MBIA Insured, 5.625%, 7/01/12 ......................      5,000,000         5,000,250
    Orange County CFD No. 2003-1 Special Tax, Ladera Ranch, Series A,
          5.50%, 8/15/24 .........................................................................      1,100,000           814,473
          5.60%, 8/15/28 .........................................................................      3,250,000         2,256,248
          5.625%, 8/15/34 ........................................................................      5,000,000         3,271,550
    Orange County CFD No. 2004-1 Special Tax, Ladera Ranch, Series A,
          5.15%, 8/15/29 .........................................................................      6,405,000         3,973,022
          5.20%, 8/15/34 .........................................................................     11,000,000         6,665,230
    Orange County Water District Revenue COP, Series B, MBIA Insured,
          5.00%, 8/15/28 .........................................................................     22,950,000        21,512,641
          5.00%, 8/15/34 .........................................................................     19,435,000        17,578,763
          ETM, 5.00%, 8/15/34 ....................................................................      4,140,000         4,078,769
    Oxnard Harbor District Revenue, ACA Insured, 5.60%, 8/01/19 ..................................     10,820,000         9,004,512
    Palmdale CRDA Tax Allocation,
          Merged Project, sub. lien, AMBAC Insured, 5.50%, 12/01/29 ..............................      2,980,000         2,383,642
          Merged Redevelopment Project, Refunding, MBIA Insured, 5.00%, 9/01/34 ..................      6,980,000         4,967,038
    Palo Verde Community College District COP, AMBAC Insured, 5.50%, 1/01/37 .....................     21,000,000        19,397,700
    Peralta Community College District GO, Election of 2000, Series C, MBIA Insured, 5.00%,
          8/01/31 ................................................................................      4,105,000         3,761,781
          8/01/34 ................................................................................      6,920,000         6,306,611
    Perris PFAR Tax Allocation, Series A, 5.75%, 10/01/31 ........................................      5,000,000         4,226,500
    Perris SFMR, Series A, GNMA Secured, ETM, zero cpn., 6/01/23 .................................     19,095,000         8,888,913
    Perris Special Tax, CFD No. 91-1, 8.75%, 9/01/21 .............................................      5,005,000         5,003,298
    Port Hueneme RDA Tax Allocation, R-76 Project, Refunding, 6.50%, 5/01/23 .....................      2,390,000         2,390,789
    Port of Oakland Revenue, Series L, FGIC Insured, 5.375%, 11/01/27 ............................      5,000,000         3,735,450
    Porterville COP, Infrastructure Financing Project, AMBAC Insured, 5.00%,
          7/01/30 ................................................................................      7,420,000         6,811,115
          7/01/36 ................................................................................      6,535,000         5,879,474
    Poway COP, Royal Mobile Home Park Project, Refunding, FSA Insured,
          5.875%, 8/01/15 ........................................................................      6,250,000         6,256,187
          6.00%, 8/01/20 .........................................................................      5,400,000         5,401,782
          6.00%, 8/01/28 .........................................................................     15,000,000        15,000,300
    Poway USD, GO, MBIA Insured, 5.00%, 8/01/27 ..................................................      5,020,000         4,848,969
    Ramona USD, COP, Convertible Capital Appreciation Bonds, Refunding, FGIC Insured,
        zero cpn. to 5/01/12, 5.00% thereafter, 5/01/32 ..........................................      5,500,000         3,866,335
    Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center,
          Pre-Refunded, 5.625%, 7/01/34 ..........................................................     10,000,000        11,772,200
          Refunding, Series A, 5.00%, 7/01/38 ....................................................     14,000,000         9,990,820
          Series A, 5.00%, 7/01/47 ...............................................................     60,000,000        41,763,600
    Rancho Water District Financing Authority Revenue, AMBAC Insured, ETM, zero cpn.,
          8/15/16 ................................................................................      8,605,000         6,922,550
          8/15/17 ................................................................................     13,605,000        10,299,257
          8/15/18 ................................................................................     13,605,000         9,757,098
    Redding California Electricity System Revenue COP, Series A, FGIC Insured, 5.00%, 6/01/35 ....     12,725,000        10,221,483


                     Quarterly Statement of Investments | 17

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Redondo Beach PFAR, Wastewater System Financing Project, Series A, MBIA Insured, 5.00%,
       5/01/34 ...................................................................................   $  5,060,000   $     4,716,072
    Rialto RDA Tax Allocation, Series A, 6.25%, 9/01/37 ..........................................     13,525,000        12,006,954
    Rialto USD, GO, Series A, FGIC Insured, zero cpn., 6/01/19 ...................................     13,985,000         8,066,688
    Richmond Joint Powers Financing Authority Revenue, Lease, Series A, MBIA Insured,
       Pre-Refunded, 5.00%,
          2/01/26 ...............................................................................      6,500,000         7,040,150
          2/01/31 ...............................................................................      7,000,000         7,581,700
    Riverside Community College District GO, Election of 2004, Series C, MBIA Insured,
       5.00%, 8/01/32 ............................................................................      6,930,000         6,407,062
    Riverside County Asset Leasing Corp. Leasehold Revenue, Riverside County Hospital Project,
          MBIA Insured, zero cpn., 6/01/23 .......................................................     14,160,000         5,698,975
          MBIA Insured, zero cpn., 6/01/24 .......................................................     13,005,000         4,848,134
          Series A, 6.50%, 6/01/12 ...............................................................     20,125,000        21,949,734
    Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC Insured,
       5.00%,
          11/01/30 ...............................................................................      9,905,000         9,086,748
          11/01/36 ...............................................................................      6,345,000         5,662,405
    Riverside County Flood Control and Water Conservation District Elsinore Valley AD, Zone 3,
       7.875%,
          9/01/09 ................................................................................        260,000           270,091
          9/01/10 ................................................................................        280,000           299,908
          9/01/11 ................................................................................        305,000           333,798
          9/01/12 ................................................................................        325,000           363,747
          9/01/13 ................................................................................        350,000           398,748
          9/01/14 ................................................................................        380,000           439,044
          9/01/15 ................................................................................        410,000           483,853
          9/01/16 ................................................................................        440,000           516,217
          9/01/17 ................................................................................        475,000           557,517
    Riverside County PFA, COP,
          5.75%, 5/15/19 .........................................................................      3,500,000         2,657,655
          5.80%, 5/15/29 .........................................................................     14,230,000         9,239,112
    Riverside County PFA Tax Allocation Revenue, Redevelopment Projects, Refunding, Series A,
       XLCA Insured, 5.00%, 10/01/35 .............................................................     17,500,000        11,681,425
    Riverside County RDA Tax Allocation, Jurupa Valley Project Area, AMBAC Insured,
       Pre-Refunded, 5.125%, 10/01/35 ............................................................     17,035,000        18,971,879
    Riverside County SFMR, Capital Appreciation Mortgage,
          Series A, ETM, zero cpn., 9/01/14 ......................................................     20,220,000        17,443,592
          Series A, ETM, zero cpn., 11/01/20 .....................................................     25,055,000        13,960,145
          Series B, ETM, zero cpn., 6/01/23 ......................................................     26,160,000        12,160,476
    Riverside Electric Revenue, Issue D, FSA Insured, 5.00%, 10/01/33 ............................     10,000,000         8,936,000
    RNR School Financing Authority Special Tax, CFD No. 92-1, Series A, AMBAC Insured,
       5.00%, 9/01/36 ............................................................................     10,090,000         6,874,317
    Rocklin USD, GO,
          Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/09 .......................      4,100,000         4,045,757
          Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/10 .......................      4,595,000         4,372,924
          Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/11 .......................      5,145,000         4,722,030
          Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/12 .......................      5,760,000         5,047,085


                     18 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Rocklin USD, GO, (continued)
          Capital Appreciation, Series A, FGIC Insured, zero cpn., 9/01/16 .......................   $ 33,960,000   $    24,122,128
          Election of 2002, FGIC Insured, zero cpn., 8/01/25 .....................................      8,160,000         2,874,115
          Election of 2002, FGIC Insured, zero cpn., 8/01/26 .....................................      8,695,000         2,841,352
          Election of 2002, FGIC Insured, zero cpn., 8/01/27 .....................................      9,080,000         2,748,698
          Election of 2002, FGIC Insured, zero cpn., 8/01/28 .....................................     16,615,000         4,653,862
    Roseville City School District GO, Capital Appreciation, Series A, zero cpn.,
          8/01/11 ................................................................................      3,115,000         2,841,410
          8/01/17 ................................................................................     30,770,000        20,589,745
    Roseville Electric System Revenue COP, FSA Insured, 5.00%,
          2/01/29 ................................................................................     10,000,000         9,199,700
          2/01/34 ................................................................................     17,000,000        15,314,110
    Roseville Joint UHSD,
          Capital Appreciation, Series A, zero cpn., 8/01/10 .....................................      1,820,000         1,736,626
          Capital Appreciation, Series A, zero cpn., 8/01/11 .....................................      1,965,000         1,796,934
          Capital Appreciation, Series A, zero cpn., 8/01/17 .....................................     18,155,000        12,132,260
          GO, Election of 2004, Series B, FGIC Insured, 5.00%, 8/01/30 ...........................      8,375,000         7,632,305
    Roseville Natural Gas Financing Authority Gas Revenue, 5.00%, 2/15/26 ........................      5,000,000         3,334,850
    Rowland USD, GO, Series A, FSA Insured, 5.00%, 8/01/31 .......................................     17,715,000        15,798,946
    Sacramento Area Flood Control Agency Revenue, Consolidated, Capital Assessment District,
       Series A, FGIC Insured, 5.00%, 10/01/37 ...................................................      8,715,000         6,347,570
    Sacramento City Financing Authority Revenue, Capital Improvement,
          AMBAC Insured, 5.00%, 12/01/33 .........................................................        485,000           433,687
          AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33 ...........................................      7,035,000         8,019,337
          Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/31 ........     16,915,000        15,293,190
          Community Reinsurance Capital Program, Series A, AMBAC Insured, 5.00%, 12/01/36 ........     10,000,000         8,856,000
          Pre-Refunded, 5.625%, 6/01/30 ..........................................................      6,000,000         6,446,460
          Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 .................................     16,250,000        17,611,262
    Sacramento City USD, GO, Election of 1999, Series B, FGIC Insured, 5.00%, 7/01/30 ............      5,250,000         4,959,360
    Sacramento County Airport System Revenue,
          Senior Series A, FSA Insured, 5.00%, 7/01/41 ...........................................     10,000,000         8,606,000
          Senior Series B, FSA Insured, 5.25%, 7/01/39 ...........................................     20,000,000        15,650,600
    Sacramento County Sanitation District Financing Authority Revenue,
          AMBAC Insured, Pre-Refunded, 5.625%, 12/01/30 ..........................................      5,000,000         5,435,950
          Sacramento Regional County of Sanitation District, FGIC Insured, 5.00%, 12/01/36 .......     66,095,000        60,823,924
          Sacramento Regional County Sanitation District, Series A, AMBAC Insured, Pre-Refunded,
             5.00%, 12/01/35 .....................................................................     40,000,000        46,215,200
          Sanitation District 1, MBIA Insured, 5.00%, 8/01/30 ....................................     11,900,000        11,157,797
    Sacramento MUD Electric Revenue,
          Refunding, Series T, FGIC Insured, 5.00%, 5/15/30 ......................................      9,095,000         8,199,052
          Sacramento MUD, Series R, MBIA Insured, 5.00%, 8/15/33 .................................      4,500,000         3,963,960
          Series N, MBIA Insured, 5.00%, 8/15/28 .................................................     63,500,000        58,640,980
          sub. lien, Refunding, 8.00%, 11/15/10 ..................................................     16,110,000        16,126,593
    Sacramento USD, COP, Refunding, MBIA Insured, 5.00%, 3/01/31 .................................      6,000,000         5,406,180


                     Quarterly Statement of Investments | 19

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Saddleback Valley USD, GO,
          Election of 2004, Series A, MBIA Insured, 4.50%, 8/01/30 ...............................   $  5,250,000   $     4,389,368
          FSA Insured, 5.00%, 8/01/27 ............................................................      4,680,000         4,547,509
          FSA Insured, 5.00%, 8/01/29 ............................................................      4,335,000         4,086,865
    Salida Area Public Facilities Financing Agency CFD, Special Tax, No. 1988-1, Refunding,
       FSA Insured, 5.25%, 9/01/28 ...............................................................      6,800,000         6,800,816
    San Bernardino County COP, Medical Center Financing Project,
          Refunding, 5.00%, 8/01/26 ..............................................................     13,045,000        10,516,618
          Series A, MBIA Insured, 5.50%, 8/01/22 .................................................     40,830,000        40,367,396
    San Bernardino County Housing Authority MFMR,
          Sequoia Plaza Mobil Home, GNMA Secured, 6.75%, 4/20/41 .................................      6,920,000         6,985,463
          Series A, GNMA Secured, 6.70%, 3/20/43 .................................................      3,345,000         3,395,443
    San Bernardino Joint Powers Financing Authority Lease Revenue, City Hall Project,
       Refunding, MBIA Insured, 5.70%, 1/01/23 ...................................................      6,315,000         5,829,061
    San Carlos School District GO, Election of 2005, Series A, MBIA Insured, 5.00%,
          10/01/26 ...............................................................................      5,070,000         4,941,577
          10/01/30 ...............................................................................      9,820,000         9,009,850
    San Diego County COP, MBIA Insured, 5.00%, 8/15/28 ...........................................     24,000,000        19,909,920
    San Diego County Water Authority Water Revenue COP, Series A,
          FSA Insured, 5.00%, 5/01/34 ............................................................    106,705,000       101,550,081
          MBIA Insured, 5.00%, 5/01/25 ...........................................................     12,440,000        12,248,300
    San Diego Public Facilities Financing Authority Sewer Revenue,
          Series A, FGIC Insured, 5.25%, 5/15/27 .................................................     21,750,000        20,084,385
          Series B, FGIC Insured, 5.25%, 5/15/22 .................................................      5,200,000         5,077,748
    San Diego Public Facilities Financing Authority Water Revenue,
          MBIA Insured, 5.00%, 8/01/26 ...........................................................     12,210,000        11,170,685
          Subordinated, Refunding, MBIA Insured, 5.00%, 8/01/32 ..................................     20,000,000        17,206,000
    San Diego RDA Tax Allocation, Horton Project, Refunding, Series A, FSA Insured, 6.00%,
       11/01/15 ..................................................................................      5,000,000         5,007,000
    San Diego USD, GO,
          Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/21 ..................     12,160,000         6,161,107
          Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/22 ..................      8,440,000         3,944,856
          Capital Appreciation Bond, Series A, FGIC Insured, zero cpn., 7/01/23 ..................     11,120,000         4,843,761
          Election of 1998, Refunding, Series G-1, FSA Insured, 4.50%, 7/01/29 ...................      9,710,000         8,241,751
          Election of 1998, Series B, MBIA Insured, 5.00%, 7/01/25 ...............................      6,975,000         7,213,336
          Election of 1998, Series D, FGIC Insured, 5.00%, 7/01/27 ...............................     16,000,000        17,089,920
          Election of 1998, Series E, FSA Insured, 5.00%, 7/01/28 ................................     10,000,000        10,755,300
          Series C, FSA Insured, 5.00%, 7/01/26 ..................................................      6,490,000         6,951,699
    San Francisco BART District GO, Election of 2004, Series B, 5.00%, 8/01/32 ...................     28,000,000        27,541,920
    San Francisco BART District Sales Tax Revenue, FSA Insured, 5.00%,
           7/01/31 ...............................................................................     10,000,000         9,507,700
           7/01/36 ...............................................................................      6,760,000         6,281,460
    San Francisco City and County Airports Commission Airport Revenue, Refunding, Series 28B,
       MBIA Insured, 5.00%, 5/01/27 ..............................................................      5,050,000         4,435,819
    San Francisco City and County Airports Commission International Airport Revenue,
          Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/28 ......................      7,500,000         6,021,900
          Issue 32G, Refunding, Second Series, FGIC Insured, 4.50%, 5/01/32 ......................      5,260,000         4,052,409
          Refunding, Second Series 28A, MBIA Insured, 5.125%, 5/01/32 ............................     26,290,000        18,761,070


                     20 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Francisco City and County COP, 30 Van Ness Avenue Property, Series A, MBIA Insured,
       5.00%, 9/01/31 ............................................................................   $  5,805,000   $     5,096,268
    San Francisco City and County RDA, Hotel Tax Revenue, FSA Insured, 6.75%, 7/01/25 ............        315,000           315,227
    San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
          Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16 ..............................     19,500,000        17,455,425
          Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17 ..............................     17,000,000        14,932,630
          Capital Appreciation, Refunding, Series A, 5.70%, 1/15/19 ..............................     57,000,000        48,920,820
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/23 ..............................     80,000,000        63,782,400
          Capital Appreciation, Refunding, Series A, 5.75%, 1/15/24 ..............................     80,000,000        62,260,800
          Refunding, Series A, 5.50%, 1/15/28 ....................................................    247,300,000       176,112,222
          Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .....................................     85,500,000        68,327,325
          Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ......................................     21,200,000        15,120,264
          senior lien, 5.00%, 1/01/33 ............................................................     82,040,000        54,120,147
          senior lien, ETM, zero cpn., 1/01/25 ...................................................      5,700,000         2,772,309
          senior lien, ETM, zero cpn., 1/01/28 ...................................................     33,545,000        13,630,675
          senior lien, ETM, zero cpn., 1/01/29 ...................................................     37,050,000        14,107,528
          senior lien, Refunding, Series A, 5.65%, 1/15/18 .......................................     60,000,000        52,031,400
          senior lien, Refunding, Series A, 5.70%, 1/15/20 .......................................     80,000,000        67,305,600
          senior lien, Refunding, Series A, 5.75%, 1/15/22 .......................................     90,000,000        72,795,600
    San Jose Airport Revenue,
          Refunding, Series A, FGIC Insured, 5.00%, 3/01/31 ......................................     11,000,000         9,188,850
          Refunding, Series B, AMBAC Insured, 5.00%, 3/01/37 .....................................     65,000,000        52,593,450
          Series D, MBIA Insured, 5.00%, 3/01/28 .................................................     10,000,000         8,580,000
    San Jose Financing Authority Lease Revenue,
          Civic Center Project, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/39 ...............     20,885,000        19,086,801
          Civic Center Project, Series B, AMBAC Insured, 5.00%, 6/01/27 ..........................     46,400,000        45,902,592
          Refunding, Series F, MBIA Insured, 5.00%, 9/01/21 ......................................     14,045,000        14,176,040
          Refunding, Series F, MBIA Insured, 5.00%, 9/01/22 ......................................     14,730,000        14,794,370
    San Jose Financing Authority Revenue, Fourth and San Fernando Parking Facility, Series A,
       AMBAC Insured, 5.00%, 9/01/24 .............................................................      5,000,000         5,010,750
    San Jose GO,
          Libraries and Parks Projects, MBIA Insured, 5.00%, 9/01/36 .............................     35,150,000        33,284,941
          Libraries, Parks and Public Safety Projects, 5.00%, 9/01/28 ............................     11,600,000        11,633,756
          Libraries, Parks and Public Safety Projects, MBIA Insured, 5.00%, 9/01/34 ..............     15,820,000        15,264,876
    San Jose RDA, MFHR, Miraido Village, Series A, GNMA Secured, 5.75%, 7/20/38 ..................      7,110,000         5,798,276
    San Jose RDA Tax Allocation,
          Housing Set-Aside Merged Area, Series E, MBIA Insured, 5.85%, 8/01/27 ..................      7,325,000         6,689,263
          Merged Area Redevelopment Project, Refunding, MBIA Insured, 5.625%, 8/01/28 ............      2,030,000         2,030,081
          Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/32 ..............     13,395,000        10,004,324
          Series A, 6.50%, 8/01/18 ...............................................................     10,000,000        10,308,100
          Series B, 7.00%, 8/01/35 ...............................................................     28,565,000        27,857,731
    San Jose USD, COP, Refunding, FSA Insured, zero cpn.,
          1/01/27 ................................................................................      7,105,000         2,233,670
          1/01/29 ................................................................................      7,105,000         1,920,766
    San Jose USD Santa Clara County GO, Series A, FSA Insured, 5.00%,
          8/01/24 ................................................................................      9,200,000         9,189,788
          8/01/27 ................................................................................      9,150,000         8,890,963
    San Juan Basin Authority Lease Revenue, AMBAC Insured, 5.00%, 12/01/34 .......................      4,000,000         3,699,560


                     Quarterly Statement of Investments | 21

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    San Juan Bautista Water and Wastewater Revenue COP, Refunding, 6.25%, 10/01/43 ...............   $  7,330,000   $    7,196,594
    San Juan USD, GO, Election of 1998, Series B, MBIA Insured, zero cpn.,
       8/01/26 ...................................................................................     15,825,000        6,315,599
       8/01/27 ...................................................................................     18,605,000        5,796,202
       8/01/28 ...................................................................................     19,470,000        5,621,378
    San Luis Obispo County Financing Authority Revenue, Nacimiento Water Project, Series A,
       MBIA Insured, 5.00%, 9/01/32 ..............................................................     12,500,000       11,141,500
    San Marcos PFAR, Series A, ETM, 6.25%, 9/02/22 ...............................................     15,000,000       18,428,100
    San Marcos Public Facilities Authority Revenue,
       Refunding, 5.80%, 9/01/18 .................................................................      4,745,000        4,446,302
       Senior Tax Increment Project Area 3, Series A, MBIA Insured, Pre-Refunded, 5.80%,
          10/01/30 ...............................................................................      8,035,000        8,841,553
    San Mateo County Joint Powers Authority Lease Revenue, Capital Projects, Refunding,
       Series A, FSA Insured, 5.00%, 7/15/29 .....................................................     13,000,000       11,755,120
    San Mateo Flood Control District COP, Colma Creek Flood Control Zone, AMBAC Insured,
       5.00%, 8/01/39 ............................................................................      6,555,000        5,428,851
    San Mateo RDA Tax Allocation, Pre-Refunded, 5.60%, 8/01/25 ...................................     10,185,000       11,249,842
    San Mateo UHSD,
          COP, Phase I Projects, Capital Appreciation, Series B, zero cpn. to 12/14/19,
              5.00% thereafter, 12/15/43 .........................................................     11,535,000        4,940,094
          GO, Capital Appreciation, Election of 2000, Series B, FGIC Insured, zero cpn.,
              9/01/22 ............................................................................      5,000,000        2,315,100
          GO, Election of 2000, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25 .............     13,865,000       15,110,770
    San Ramon PFA Tax Allocation Revenue, MBIA Insured, 5.30%, 2/01/28 ...........................     18,360,000       13,897,602
    San Ramon Valley Fire Protection District COP, XLCA Insured, 5.00%, 8/01/36 ..................      5,655,000        5,048,445
    San Ramon Valley USD, GO, Election of 2002,
          FSA Insured, 5.00%, 8/01/26 ............................................................      2,800,000        2,777,264
          FSA Insured, 5.40%, 3/01/28 ............................................................     27,410,000       27,874,325
          MBIA Insured, 5.00%, 8/01/25 ...........................................................     14,215,000       14,267,738
          MBIA Insured, 5.00%, 8/01/28 ...........................................................     14,770,000       14,391,740
    Sanger USD, GO, Election of 2006, Series A, FSA Insured, 5.00%, 8/01/27 ......................      6,000,000        5,426,520
(a) Santa Barbara Housing Authority Revenue, Refunding and Acquisition, 6.25%, 11/15/20...........      4,390,000        3,394,919
    Santa Clara County Financing Authority Revenue, El Camino, Series B, AMBAC Insured,
       5.125%, 2/01/41 ...........................................................................     20,000,000       15,058,000
    Santa Clara Housing Authority MFHR, Elena Gardens Apartments Project, Series A,
       GNMA Secured, 6.40%, 6/20/35 ..............................................................      5,385,000        5,160,176
    Santa Clara USD, COP, 5.375%, 7/01/31 ........................................................      7,575,000        7,521,217
    Santa Clarita Community College District GO, Election of 2006, MBIA Insured, 5.00%,
       8/01/32 ...................................................................................      9,765,000        8,460,396
    Santa Cruz City Elementary School District GO, MBIA Insured, 5.00%, 8/01/29 ..................      5,625,000        5,221,688
    Santa Cruz City High School District GO, MBIA Insured, 5.00%, 8/01/29 ........................     11,535,000       10,287,028
    Santa Margarita Water District Special Tax, Community Facilities District No. 99-1,
       Pre-Refunded, 6.00%, 9/01/30 ..............................................................      9,000,000       10,443,870
    Santa Maria Bonita School District COP, MBIA Insured, 7.00%, 3/01/16 .........................        410,000          410,328
    Santa Maria Water and Wastewater Revenue, COP, Series A, AMBAC Insured, 5.55%,
       8/01/27 ...................................................................................     21,000,000       20,998,950
    Santee School District COP, Capital Improvement Project, Assured Guaranty, 5.50%,
       10/01/48 ..................................................................................     15,460,000       14,227,838


                     22 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Saugus USD, GO, Series B, FSA Insured, Pre-Refunded, 5.00%, 8/01/29 ..........................   $  5,000,000   $     5,861,950
    School Facilities Financing Authority Revenue, Capital Appreciation, Grant Joint UHSD,
       Series A, FSA Insured, zero cpn., 8/01/42 .................................................     49,000,000         5,267,010
    Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
       Project, Series A,
          5.95%, 1/01/11 .........................................................................      1,195,000         1,196,876
          6.05%, 1/01/17 .........................................................................      5,135,000         5,142,703
    Simi Valley USD, GO, Election 2004, Series A, MBIA Insured, Pre-Refunded, 5.00%,
       8/01/26 ...................................................................................      6,000,000         6,933,840
    Snowline Joint USD, CFD Special Tax, No. 2002-1, Series A,
          5.30%, 9/01/29 .........................................................................      1,615,000         1,053,158
          5.40%, 9/01/34 .........................................................................      2,000,000         1,276,400
    Solano County COP, GO, MBIA Insured, Pre-Refunded, 5.00%, 11/01/32 ...........................     14,665,000        16,389,311
    Sonoma County Water Agency Water Revenue, Series A, FSA Insured, 5.00%, 7/01/36 ..............      5,600,000         5,265,792
    South Gate Utility Authority Revenue, Water and Sewer Systems Project, FGIC Insured,
       5.00%, 10/01/32 ...........................................................................      6,475,000         5,231,735
    Southern California Public Power Authority Natural Gas Project Revenue, Project No.1,
       Series A, 5.00%, 11/01/33 .................................................................     17,500,000        10,770,025
    Southern California Public Power Authority Power Project Revenue,
          6.75%, 7/01/13 .........................................................................     10,000,000        11,396,300
          Series A, AMBAC Insured, ETM, zero cpn., 7/01/11 .......................................     12,000,000        11,423,520
          Series A, AMBAC Insured, ETM, zero cpn., 7/01/12 .......................................     16,890,000        15,671,218
          Series A, AMBAC Insured, ETM, zero cpn., 7/01/13 .......................................     16,000,000        14,382,400
    Southern California Public Power Authority Project Revenue, Magnolia Power Project,
       Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36 .....................................     15,800,000        17,903,928
    Southern California Public Power Authority Transmission Project Revenue, Southern
       Transmission Project, 6.125%, 7/01/18 .....................................................      1,135,000         1,135,760
    Standard Elementary School District GO, Election of 2006, Series A, AMBAC Insured,
       5.00%, 11/01/30 ...........................................................................      5,000,000         4,586,950
    Stockton COP, Essential Services Building Parking Facility, Pre-Refunded, 6.00%,
       8/01/31 ...................................................................................      6,585,000         6,846,622
    Stockton East Water District COP, Capital Appreciation, 1990 Project, Series A, zero cpn.,
       4/01/16 ...................................................................................    103,885,000        73,756,272
    Stockton Revenue, O'Connor Woods Housing Corp., Series A, 6.35%, 11/01/31 ....................      9,110,000         6,689,473
    Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
       5.20%, 9/01/29 ............................................................................     19,160,000        17,595,394
    Stockton USD, GO,
          Election of 2000, Series 2004, MBIA Insured, 5.00%, 1/01/27 ............................      5,030,000         4,676,894
          MBIA Insured, 5.00%, 1/01/28 ...........................................................      5,335,000         4,872,349
    Suisun City PFA Tax Allocation Revenue, Capital Appreciation Redevelopment Project,
       Series A, zero cpn., 10/01/28 .............................................................     17,855,000         4,832,277
    Sweetwater UHSD, GO, Election of 2006, Series A, FSA Insured, 5.625%, 8/01/47 ................     10,000,000         9,495,800
    Tahoe Forest Hospital District Revenue, Series A, 5.90%, 7/01/29 .............................      1,635,000         1,151,743
    Thousand Oaks SFHMR, Capital Appreciation, Mortgage-Backed Securities Program,
       Refunding, Series A, GNMA Secured, zero cpn., 9/01/23 .....................................         16,000            66,704
    Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
       Asset-Backed Bonds, Series B, Pre-Refunded, 5.00%, 6/01/28 ................................     17,390,000        18,868,150


                     Quarterly Statement of Investments | 23

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    Tobacco Securitization Authority Southern California Tobacco Settlement Revenue,
       Asset-Backed Bonds,
          Senior Series A, Pre-Refunded, 5.50%, 6/01/36 ..........................................   $ 80,500,000   $    90,542,375
          Senior Series A, Pre-Refunded, 5.625%, 6/01/43 .........................................    123,165,000       139,036,042
          Sub Series B, Pre-Refunded, 6.00%, 6/01/43 .............................................     48,435,000        55,274,506
    Tobacco Securitization Authority Tobacco Settlement Revenue, Series A, Pre-Refunded,
       5.375%, 6/01/41 ...........................................................................     30,250,000        33,088,357
    Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.50%,
       6/01/31 ...................................................................................      4,385,000         3,733,257
    Trabuco Canyon PFA, Special Tax Revenue, Refunding,
          Series A, FSA Insured, 6.00%, 10/01/10 .................................................      7,465,000         7,697,908
          Series A, FSA Insured, 6.10%, 10/01/15 .................................................     13,220,000        14,927,363
          Series C, FSA Insured, 6.00%, 7/01/12 ..................................................      2,140,000         2,287,146
          Series C, FSA Insured, 6.10%, 7/01/19 ..................................................      5,215,000         6,179,775
    Tustin CFD No. 04-01 Special Tax, John Laing Homes,
          5.375%, 9/01/29 ........................................................................      1,000,000           652,990
          5.50%, 9/01/34 .........................................................................      1,500,000           975,330
    University of California Regents Medical Center Pooled Revenue, Series A, MBIA Insured,
       4.50%, 5/15/47 ............................................................................     66,335,000        50,782,096
    University of California Regents Revenue, Series A, MBIA Insured, 4.50%, 5/15/37                   36,715,000        29,490,957
    University of California Revenues,
          General, Refunding, Series J, FSA Insured, 4.50%, 5/15/35 ..............................     35,000,000        28,767,900
          Limited Project, Series B, FSA Insured, 5.00%, 5/15/29 .................................     17,300,000        16,532,745
          Limited Project, Series B, FSA Insured, 5.00%, 5/15/33 .................................     15,000,000        14,018,100
          Limited Project, Series D, FGIC Insured, 5.00%, 5/15/37 ................................     10,000,000         9,112,900
          Limited Project, Series D, FGIC Insured, 5.00%, 5/15/41 ................................     22,500,000        20,366,325
          Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/23 ........      9,200,000         9,824,312
          Multiple Purpose Projects, Series O, FGIC Insured, Pre-Refunded, 5.00%, 9/01/26 ........     13,430,000        14,341,360
          Series O, FGIC Insured, Pre-Refunded, 5.25%, 9/01/34 ...................................     21,235,000        22,762,221
          UCLA Medical Center, Series A, AMBAC Insured, 5.00%, 5/15/34 ...........................      3,710,000         3,242,317
    Upland COP, San Antonio Community Hospital, Refunding, 5.70%, 1/01/11 ........................      8,635,000         8,682,924
    Vacaville PFAR, Local Agency, 8.65%, 9/02/18 .................................................      4,130,000         3,491,213
    Vacaville USD, GO, Election of 2001, AMBAC Insured, 5.00%, 8/01/32 ...........................     12,790,000        11,155,310
    Vallejo PFA Local Agency Revenue, Hiddenbrooke Improvement District, Series A, 5.80%,
       9/01/31 ...................................................................................      4,535,000         3,017,408
    Vallejo RDA Tax Allocation, Waterfront Redevelopment Project, 7.90%, 5/01/19 .................      2,030,000         1,965,690
    Vista Community Development Commission Tax Allocation Revenue, Vista Redevelopment
       Project Area, 5.875%, 9/01/37 .............................................................      5,000,000         4,199,950
    Vista USD, GO,
       Election of 2002, Series C, FSA Insured, 5.00%, 8/01/28 ...................................      4,370,000         4,040,764
       Series B, FGIC Insured, 5.00%, 8/01/28 ....................................................      6,000,000         5,465,520
    Washington Township Health Care District Revenue, Refunding,
          5.25%, 7/01/29 .........................................................................      6,500,000         5,150,340
          Series A, 5.00%, 7/01/37 ...............................................................      7,000,000         4,980,290
    West Contra Costa USD, GO,
          Election of 2002, Series C, FGIC Insured, 5.00%, 8/01/34 ...............................     11,605,000        10,135,111
          Series A, FSA Insured, 5.00%, 8/01/35 ..................................................     32,000,000        28,013,760


                     24 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    CALIFORNIA (CONTINUED)
    West Covina PFA Lease Revenue, Big League Dreams Project, Series A, 5.00%,
       6/01/30 ...................................................................................   $  4,200,000   $     3,549,546
       6/01/36 ...................................................................................      5,045,000         4,183,617
    West Hollywood COP, Refunding, MBIA Insured, 5.00%, 2/01/25 ..................................      6,250,000         5,983,437
    West Kern Community College District COP, AMBAC Insured, 5.625%, 11/01/34 ....................     11,035,000        10,494,175
    West Sacramento Financing Authority Special Tax Revenue, Series A, XLCA Insured, 5.00%,
       9/01/34 ...................................................................................      5,000,000         3,974,100
    Western Placer Unified School COP, Refinancing Project, Series B, Assured Guaranty,
       5.125%, 8/01/47 ...........................................................................     10,275,000         8,568,220
    Westlands Water District Revenue COP,
          MBIA Insured, 5.00%, 9/01/26 ...........................................................     13,150,000        12,281,968
          MBIA Insured, 5.00%, 9/01/34 ...........................................................     13,500,000        11,874,600
          Series A, MBIA Insured, 5.00%, 9/01/30 .................................................      6,250,000         5,576,000
          Series A, MBIA Insured, 5.00%, 9/01/31 .................................................      7,490,000         6,631,421
          Series A, MBIA Insured, 5.00%, 9/01/35 .................................................      6,910,000         6,048,185
    Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, Pre-Refunded,
          5.60%, 6/01/22 .........................................................................     14,285,000        16,274,472
          5.75%, 6/01/31 .........................................................................     28,000,000        32,037,880
    William S. Hart UHSD, GO, Series A, MBIA Insured, 5.00%, 9/01/27 .............................      8,685,000         8,438,172
    Yuba Community College District GO,
          Capital Appreciation, Election of 2006, Series B, AMBAC Insured, zero cpn., 8/01/39 ....      7,075,000           856,146
          Election of 2006, Series A, AMBAC Insured, 5.00%, 8/01/46 ..............................     24,080,000        20,200,230
    Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured, 5.00%,
          9/01/29 ................................................................................     10,100,000         9,216,957
          9/01/34 ................................................................................     12,765,000        11,403,102
                                                                                                                    ---------------
                                                                                                                     11,223,326,914
                                                                                                                    ---------------
    U.S. TERRITORIES 8.1%
    PUERTO RICO 8.0%
    Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
       Refunding,
          5.50%, 5/15/39 .........................................................................      7,210,000         4,369,909
          5.625%, 5/15/43 ........................................................................     25,500,000        15,228,855
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
       6.00%, 7/01/44 ............................................................................     10,500,000         8,421,105
    Puerto Rico Commonwealth GO,
          Public Improvement, Refunding, Series A, 5.50%, 7/01/32 ................................     30,000,000        22,793,400
          Public Improvement, Refunding, Series A, MBIA Insured, 5.50%, 7/01/20 ..................     10,000,000         8,914,300
          Public Improvement, Refunding, Series B, 5.25%, 7/01/32 ................................      7,505,000         5,449,455
          Public Improvement, Series A, 5.125%, 7/01/28 ..........................................     10,000,000         7,503,100
          Public Improvement, Series A, 5.125%, 7/01/31 ..........................................     95,185,000        70,033,316
          Public Improvement, Series A, 6.00%, 7/01/38 ...........................................     10,000,000         7,992,400
          Public Improvement, Series A, Pre-Refunded, 5.00%, 7/01/27 .............................     14,525,000        16,161,532
          Public Improvement, Series A, Pre-Refunded, 5.125%, 7/01/31 ............................     37,740,000        41,075,839
          Public Improvement, Series B, Pre-Refunded, 5.25%, 7/01/32 .............................     12,495,000        14,846,434
          Public Improvement, Series B, Pre-Refunded, 5.00%, 7/01/35 .............................     21,200,000        24,829,652
          Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/27 ......................     21,000,000        18,242,280
          Series A, 5.25%, 7/01/32 ...............................................................     10,000,000         7,296,700
          Series A, 5.25%, 7/01/33 ...............................................................     26,050,000        18,887,813


                     Quarterly Statement of Investments | 25

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    U.S. TERRITORIES (CONTINUED)
    PUERTO RICO (CONTINUED)
    Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
       Series Y, Pre-Refunded, 5.00%, 7/01/36 ....................................................   $ 63,000,000   $    73,786,230
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
          Refunding, Series A, MBIA Insured, 5.00%, 7/01/38 ......................................      5,800,000         4,090,392
          Refunding, Series N, FGIC Insured, 5.25%, 7/01/39 ......................................      7,000,000         5,096,140
          Series B, Pre-Refunded, 6.00%, 7/01/31 .................................................     13,000,000        13,927,680
          Series B, Pre-Refunded, 6.00%, 7/01/39 .................................................     13,200,000        14,141,952
          Series D, Pre-Refunded, 5.375%, 7/01/36 ................................................     45,000,000        49,435,650
          Series D, Pre-Refunded, 5.75%, 7/01/41 .................................................     20,000,000        22,220,600
          Series K, Pre-Refunded, 5.00%, 7/01/40 .................................................     30,000,000        34,913,700
          Series K, Pre-Refunded, 5.00%, 7/01/45 .................................................     30,000,000        34,913,700
    Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%,
       7/01/46 ...................................................................................     20,000,000        13,486,800
    Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A,
          AMBAC Insured, 5.00%, 7/01/31 ..........................................................      8,000,000         5,859,840
          FGIC Insured, 5.00%, 7/01/24 ...........................................................      6,505,000         5,131,209
    Puerto Rico Electric Power Authority Power Revenue,
          Series II, Pre-Refunded, 5.25%, 7/01/31 ................................................     48,000,000        53,917,920
          Series WW, 5.00%, 7/01/28 ..............................................................     12,030,000         9,078,560
          Series WW, 5.25%, 7/01/33 ..............................................................     32,250,000        23,996,902
    Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
       Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26 ..................      6,800,000         5,793,464
    Puerto Rico PBA Guaranteed Revenue, Government Facilities,
          Refunding, Series D, 5.375%, 7/01/33 ...................................................     26,510,000        19,625,088
          Refunding, Series M-3, MBIA Insured, 6.00%, 7/01/24 ....................................     21,535,000        19,283,731
          Refunding, Series M-3, MBIA Insured, 6.00%, 7/01/27 ....................................     15,000,000        13,030,200
          Refunding, Series M-3, MBIA Insured, 6.00%, 7/01/28 ....................................     10,000,000         8,592,300
          Refunding, Series N, 5.00%, 7/01/37 ....................................................     50,000,000        34,763,000
          Series D, Pre-Refunded, 5.375%, 7/01/33 ................................................     73,490,000        80,733,909
    Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series E,
       Pre-Refunded, 5.50%, 8/01/29 ..............................................................    129,995,000       142,414,722
    Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A, 5.25%, 8/01/57 ............     10,000,000         7,287,800
                                                                                                                    ---------------
                                                                                                                        987,567,579
                                                                                                                    ---------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, senior lien,
          Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/22 ..................................      7,000,000         5,351,570
          Refunding, Series A, 5.50%, 10/01/14 ...................................................      3,865,000         3,623,399
                                                                                                                    ---------------
                                                                                                                          8,974,969
                                                                                                                    ---------------
    TOTAL U.S. TERRITORIES .......................................................................                      996,542,548
                                                                                                                    ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $13,634,756,339) ....................................................................                   12,219,869,462
                                                                                                                    ---------------


                     26 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT           VALUE
                                                                                                     ------------   ---------------
    SHORT TERM INVESTMENTS 0.0%(b)
    MUNICIPAL BONDS 0.0%(b)
    CALIFORNIA 0.0%(b)
(c) California State Economic Recovery Revenue, Series C-5, Daily VRDN and Put, 0.83%, 7/01/23 ...   $  3,100,000   $     3,100,000
(c) Southern California Public Power Authority Power Project Revenue,
          Mead, Phoenix, Refunding, Series A, Daily VRDN and Put, 0.75%, 7/01/20 .................        700,000           700,000
          Mead Adelanto, Refunding, Series A, Daily VRDN and Put, 0.75%, 7/01/20 .................        300,000           300,000
                                                                                                                    ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $4,100,000) ...............................................                        4,100,000
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $13,638,856,339) 98.4% ...............................................                   12,223,969,462
    OTHER ASSETS, LESS LIABILITIES 1.6% ..........................................................                      202,357,988
                                                                                                                    ---------------
    NET ASSETS 100.0% ............................................................................                  $12,426,327,450
                                                                                                                    ===============

See Abbreviations on page 30.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days. At December 31, 2008, the aggregate value of these securities was $4,688,813, representing 0.04% of net assets.

(b)  Rounds to less than 0.1% of net assets.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     Quarterly Statement of Investments | 27

Franklin California Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin California Tax-Free Income Fund, Inc. (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin California Tax-Free Income Fund
(Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At December 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $ 13,632,505,464
                                                               ================
Unrealized appreciation ....................................   $    415,361,920
Unrealized depreciation ....................................     (1,823,897,922)
                                                               ----------------
Net unrealized appreciation (depreciation) .................   $ (1,408,536,002)
                                                               ================


                     28 | Quarterly Statement of Investments

Franklin California Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2008, all of the Funds' investments in securities carried at fair value were in Level 2 inputs.


                     Quarterly Statement of Investments | 29

Franklin California Tax-Free Income Fund

ABBREVIATIONS

SELECTED PORTFOLIO

1915 ACT  -- Improvement Bond Act of 1915
ABAG      -- The Association of Bay Area Governments
ACA       -- American Capital Access Holdings Inc.
AD        -- Assessment District
AMBAC     -- American Municipal Bond Assurance Corp.
BART      -- Bay Area Rapid Transit
BHAC      -- Berkshire Hathaway Assurance Corp.
CDA       -- Community Development Authority/Agency
CFD       -- Community Facilities District
CHFCLP    -- California Health Facilities Construction Loan Program
COP       -- Certificate of Participation
CRDA      -- Community Redevelopment Authority/Agency
CSAC      -- County Supervisors Association of California
ETM       -- Escrow to Maturity
FGIC      -- Financial Guaranty Insurance Co.
FSA       -- Financial Security Assurance Inc.
GNMA      -- Government National Mortgage Association
GO        -- General Obligation
HFAR      -- Housing Finance Authority Revenue
HMR       -- Home Mortgage Revenue
IDR       -- Industrial Development Revenue
MBIA      -- Municipal Bond Investors Assurance Corp.
MBS       -- Mortgage-Backed Security
MFHR      -- Multi-Family Housing Revenue
MFMR      -- Multi-Family Mortgage Revenue
MFR       -- Multi-Family Revenue
MTA       -- Metropolitan Transit Authority
MUD       -- Municipal Utility District
RAES      -- Municipal Receipts of Accrual on Exempt Securities
PBA       -- Public Building Authority
PCFA      -- Pollution Control Financing Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Financing Authority
PFAR      -- Public Financing Authority Revenue
RDA       -- Redevelopment Agency/Authority
RMR       -- Residential Mortgage Revenue
SFHMR     -- Single Family Home Mortgage Revenue
SFMR      -- Single Family Mortgage Revenue
UHSD      -- Unified/Union High School District
USD       -- Unified/Union School District
XLCA      -- XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     30 | Quarterly Statement of Investment




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.
(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND



By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Jennifer J. Bolt
   ------------------
      Jennifer J. Bolt
      Chief Executive Officer - Finance and Administration
Date  February 25, 2009


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  February 25, 2009